Putnam Dynamic Risk Allocation Fund
The fund's portfolio
2/29/20 (Unaudited)

COMMON STOCKS (49.5%)(a)
	Shares	Value
Banking (2.6%)
ABN AMRO Group NV GDR (Netherlands)	3,566	$49,936
Banco BBVA Argentina SA ADR (Argentina)	2,300	9,269
Banco Bilbao Vizcaya Argenta (Spain)	19,710	95,233
Banco de Chile ADR (Chile)	416	7,517
Banco do Brasil SA (Brazil)	6,088	63,795
Banco Macro SA ADR (Argentina)	1,387	40,195
Banco Santander (Brasil) S.A. (Units) (Brazil)	3,900	34,762
Banco Santander Chile ADR (Chile)	414	7,481
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand Class B (Mexico)	8,100	10,395
Bank Central Asia Tbk PT (Indonesia)	12,500	27,277
Bank Leumi Le-Israel BM (Israel)	8,861	57,466
Bank of China, Ltd. (China)	10,000	3,978
Bank Tabungan Pensiunan Nasional Syariah Tbk PT (Indonesia)(NON)	34,000	8,945
BNP Paribas SA (France)	2,250	109,939
BOC Hong Kong Holdings, Ltd. (Hong Kong)	9,500	32,826
China Minsheng Banking Corp., Ltd. Class H (China)	19,000	12,905
Credit Agricole SA (France)	5,587	67,224
DNB ASA (Norway)	2,359	39,462
Fubon Financial Holding Co., Ltd. (Taiwan)	18,000	25,954
HSBC Holdings PLC (United Kingdom)	612	4,109
Industrial & Commercial Bank of China, Ltd. (China)	75,000	51,681
Israel Discount Bank, Ltd. Class A (Israel)	9,326	38,891
JPMorgan Chase & Co.	5,815	675,180
OTP Bank Nyrt (Hungary)	441	19,211
RHB Bank Bhd (Malaysia)	7,800	10,287
Sberbank of Russia PJSC ADR (Russia)	3,317	47,047
Shinhan Financial Group Co., Ltd. (South Korea)	627	16,748
Skandinaviska Enskilda Banken AB (Sweden)	7,497	71,967
Sumitomo Mitsui Financial Group, Inc. (Japan)	3,200	102,857
Sumitomo Mitsui Trust Holdings, Inc. (Japan)	800	27,289
U.S. Bancorp	8,362	388,331

		2,158,157
Basic materials (1.6%)
Anglo American Platinum, Ltd. (South Africa)	525	36,148
Anglo American PLC (United Kingdom)	3,230	75,058
Anhui Conch Cement Co., Ltd. (China)	11,500	85,051
Arkema SA (France)	481	45,630
Axalta Coating Systems, Ltd.(NON)	3,932	97,985
BHP Billiton PLC (United Kingdom)	2,575	46,622
Boliden AB (Sweden)	506	10,717
China Resources Cement Holdings, Ltd. (China)	16,000	20,279
Covestro AG (Germany)	2,014	76,929
CRH PLC (Ireland)	2,869	96,783
Evraz PLC (Russia)	8,494	36,846
Fortescue Metals Group, Ltd. (Australia)	8,151	53,173
Glencore PLC (United Kingdom)	544	1,392
HOCHTIEF AG (Germany)	275	27,072
Impala Platinum Holdings, Ltd. (South Africa)(NON)	1,549	12,536
Israel Chemicals, Ltd. (Israel)	4,898	17,916
Korea Zinc Co., Ltd. (South Korea)	59	20,256
Kumba Iron Ore, Ltd. (South Africa)	856	15,998
MMC Norilsk Nickel PJSC ADR (Russia)	577	17,480
NewMarket Corp.	218	84,713
Nitto Denko Corp. (Japan)	500	24,931
Novolipetsk Steel PJSC (Russia)	636	12,126
PETRONAS Chemicals Group (PCG) Bhd (Malaysia)	11,100	14,249
Reliance Steel & Aluminum Co.	860	87,969
Rio Tinto PLC (United Kingdom)	2,267	106,253
Severstal PJSC (Russia)	710	8,607
Shin-Etsu Chemical Co., Ltd. (Japan)	800	89,475
Soulbrain Co., Ltd. (South Korea)	278	20,018
Taisei Corp. (Japan)	1,300	44,304
Tekfen Holding AS (Turkey)	4,132	10,142
Vale SA (Brazil)(NON)	3,700	36,662

		1,333,320
Capital goods (3.5%)
ACS Actividades de Construccion y Servicios SA (Spain)	1,655	49,852
Allison Transmission Holdings, Inc.	2,219	90,091
AptarGroup, Inc.	200	20,214
Berry Plastics Group, Inc.(NON)	3,555	134,948
Daelim Industrial Co., Ltd. (South Korea)	239	14,249
Daikin Industries, Ltd. (Japan)	600	81,474
Dassault Aviation SA (France)	13	13,546
Faurecia SA (France)	1,328	60,746
General Dynamics Corp.	142	22,676
HEICO Corp.	1,030	111,086
Hitachi High-Technologies Corp. (Japan)	600	44,601
Hitachi, Ltd. (Japan)	2,800	93,920
Honeywell International, Inc.	3,091	501,267
Hyundai Mobis Co., Ltd. (South Korea)	337	58,890
Legrand SA (France)	649	50,104
Lockheed Martin Corp.	1,308	483,790
Obayashi Corp. (Japan)	2,600	26,111
Republic Services, Inc.	1,626	146,763
Samsung Engineering Co., Ltd. (South Korea)(NON)	1,160	13,562
Sandvik AB (Sweden)	5,818	96,749
Silgan Holdings, Inc.	1,299	37,190
Teledyne Technologies, Inc.(NON)	530	178,780
Tervita Corp. (Canada)(NON)	63	326
Trane Technologies PLC	1,958	252,660
Waste Management, Inc.	3,240	359,024
Weichai Power Co., Ltd. Class H (China)	14,000	27,803

		2,970,422
Communication services (2.2%)
Advanced Info Service PCL (Thailand)	8,200	52,233
AT&T, Inc.	1,495	52,654
BT Group PLC (United Kingdom)	11,604	21,442
Charter Communications, Inc. Class A(NON)	517	254,969
China Mobile, Ltd. (China)	6,000	47,684
Deutsche Telekom AG (Germany)	6,235	101,972
Equinix, Inc.(R)	385	220,528
Hikari Tsushin, Inc. (Japan)	200	37,897
Juniper Networks, Inc.	8,811	186,969
KDDI Corp. (Japan)	4,300	121,520
KT Corp. (South Korea)	311	6,140
Nippon Telegraph & Telephone Corp. (Japan)	2,600	60,828
NTT DoCoMo, Inc. (Japan)	1,000	27,026
PLDT, Inc. (Philippines)	175	3,404
Telstra Corp., Ltd. (Australia)	32,883	72,406
TIM Participacoes SA (Brazil)	4,000	14,428
Verizon Communications, Inc.	10,849	587,582

		1,869,682
Consumer cyclicals (5.3%)
Amazon.com, Inc.(NON)	182	342,843
Aristocrat Leisure, Ltd. (Australia)	3,917	84,075
Astro Malaysia Holdings Bhd (Malaysia)	5,100	1,449
Automatic Data Processing, Inc.	2,897	448,282
AutoZone, Inc.(NON)	210	216,827
Berkeley Group Holdings PLC (The) (United Kingdom)	408	25,093
Brambles, Ltd. (Australia)	1,487	11,447
CK Hutchison Holdings, Ltd. (Hong Kong)	4,500	39,437
Clear Channel Outdoor Holdings, Inc.(NON)	6,655	13,776
Clicks Group, Ltd. (South Africa)	816	12,594
Com7 PCL (Thailand)	12,400	8,724
Compagnie Generale des Etablissements Michelin SCA (France)	728	77,876
Compass Group PLC (United Kingdom)	3,711	81,477
Daiwa House Industry Co., Ltd. (Japan)	1,200	33,040
Ecolab, Inc.	637	114,947
Feng Tay Enterprise Co., Ltd. (Taiwan)	1,000	5,493
Fiat Chrysler Automobiles NV (Italy)	5,901	73,770
Ford Otomotiv Sanayi AS (Turkey)	721	9,078
Fosun International, Ltd. (China)	21,000	27,027
Geberit International AG (Switzerland)	100	50,144
Geely Automobile Holdings, Ltd. (China)	7,000	12,708
Genting Bhd (Singapore)	41,800	24,686
Genting Bhd (Malaysia)	7,400	8,689
Genting Malaysia Bhd (Malaysia)	18,300	12,563
Hermes International (France)	128	90,571
Home Product Center PCL (Thailand)	50,100	20,323
Host Hotels & Resorts, Inc.(R)	5,410	78,337
iHeartMedia, Inc. Class A(NON)	2,830	42,761
Industria de Diseno Textil SA (Inditex) (Spain)	2,649	82,447
Kering SA (France)	192	110,238
Kia Motors Corp. (South Korea)	1,869	56,490
Nintendo Co., Ltd. (Japan)	300	102,364
Omnicom Group, Inc.	4,418	306,079
Peugeot SA (France)	3,910	76,241
Porsche Automobil Holding SE (Preference) (Germany)	118	7,354
Pou Chen Corp. (Taiwan)	5,000	5,507
President Chain Store Corp. (Taiwan)	2,000	19,398
Qualicorp SA (Brazil)	4,100	31,402
Ross Stores, Inc.	2,648	288,049
Sabre Corp.	1,400	19,061
ServiceMaster Global Holdings, Inc.(NON)	371	13,271
Sinotruk Hong Kong, Ltd. (China)	11,000	21,347
Sohgo Security Services Co., Ltd. (Japan)	300	14,015
Sony Corp. (Japan)	2,200	136,143
Sun Art Retail Group, Ltd. (China)	6,000	7,720
Taylor Wimpey PLC (United Kingdom)	14,591	38,292
Teco Electric and Machinery Co., Ltd. (Taiwan)	5,000	4,353
TJX Cos., Inc. (The)	8,542	510,812
Toyota Motor Corp. (Japan)	200	13,078
Volkswagen AG (Preference) (Germany)	422	69,182
Volvo AB (Sweden)	2,088	32,593
Wal-Mart de Mexico SAB de CV (Mexico)	18,839	53,034
Walt Disney Co. (The)	3,078	362,127
Wolters Kluwer NV (Netherlands)	1,414	103,925
Zhongsheng Group Holdings, Ltd. (China)	6,000	23,059

		4,475,618
Consumer finance (0.1%)
Capitec Bank Holdings, Ltd. (South Africa)	257	21,674
Chailease Holding Co., Ltd. (Taiwan)	3,000	11,054
Mitsubishi UFJ Lease & Finance Co., Ltd. (Japan)	2,700	15,223
Qudian, Inc. ADR (China)(NON)	5,900	15,458

		63,409
Consumer staples (4.7%)
Ashtead Group PLC (United Kingdom)	3,209	100,446
Associated British Foods PLC (United Kingdom)	2,117	61,683
Bright Horizons Family Solutions, Inc.(NON)	493	77,475
British American Tobacco PLC (United Kingdom)	1,457	57,901
Carlsberg A/S Class B (Denmark)	632	83,798
Charoen Pokphand Foods PCL (Thailand)	7,400	6,273
Cia Cervecerias Unidas SA ADR (Chile)	228	3,634
Coca-Cola Co. (The)	3,628	194,062
Coca-Cola European Partners PLC (United Kingdom)	198	10,090
Coca-Cola HBC AG (Switzerland)	2,016	64,214
Colgate-Palmolive Co.	162	10,946
Essity AB Class B (Sweden)	2,522	75,629
Estacio Participacoes SA (Brazil)	478	5,547
Ferguson PLC (United Kingdom)	63	5,503
Hanjaya Mandala Sampoerna Tbk PT (Indonesia)	60,000	7,198
Hershey Co. (The)	2,018	290,572
Hindustan Unilever, Ltd. (India)	1,661	50,056
Indofood Sukses Makmur Tbk PT (Indonesia)	16,900	7,657
ITOCHU Corp. (Japan)	4,600	104,577
KT&G Corp. (South Korea)	593	41,165
McDonald's Corp.	393	76,309
Mondelez International, Inc. Class A	8,856	467,597
Nestle Malaysia Bhd (Malaysia)	100	3,385
Nestle SA (Switzerland)	1,137	117,801
PepsiCo, Inc.	1,568	207,023
Procter & Gamble Co. (The)	2,106	238,462
Sime Darby Bhd (Malaysia)	12,600	5,978
Starbucks Corp.	5,844	458,345
Sundrug Co., Ltd. (Japan)	700	21,819
Sysco Corp.	5,385	358,910
Tesco PLC (United Kingdom)	7,629	22,534
Uni-President Enterprises Corp. (Taiwan)	19,000	45,593
Unilever NV (Netherlands)	2,388	127,119
Unilever PLC (United Kingdom)	2,078	111,417
US Foods Holding Corp.(NON)	3,601	121,138
Vipshop Holdings, Ltd. ADR (China)(NON)	1,922	24,659
Want Want China Holdings, Ltd. (China)	22,000	17,127
WH Group, Ltd. (Hong Kong)	88,500	90,836
Wilmar International, Ltd. (Singapore)	8,400	23,932
Woolworths Group, Ltd. (Australia)	4,059	101,099
Yum China Holdings, Inc. (China)	1,763	77,202

		3,976,711
Energy (1.3%)
Cabot Oil & Gas Corp.	8,282	115,368
Chevron Corp.	1,074	100,247
China Petroleum & Chemical Corp. (Sinopec) (China)	78,000	40,476
Ecopetrol SA ADR (Colombia)	1,234	21,780
Equinor ASA (Norway)	1,461	22,464
Exxon Mobil Corp.	5,069	260,749
Lukoil PJSC ADR (Russia)	549	47,732
Lundin Petroleum AB (Sweden)	921	26,261
Nine Point Energy(F)	540	1,080
Occidental Petroleum Corp.	5,604	183,475
Oil & Natural Gas Corp., Ltd. (India)	24,205	30,844
OMV AG (Austria)	777	32,871
Petronas Gas Bhd (Malaysia)	600	2,372
Petronet LNG, Ltd. (India)	3,185	10,840
PTT Exploration & Production PCL (Foreign depository shares) (Thailand)	9,900	33,256
Royal Dutch Shell PLC Class B (United Kingdom)	4,398	95,506
Santos, Ltd. (Australia)	13,041	57,147
Sao Martinho SA (Brazil)	1,246	7,381
Surgutneftegas OJSC (Russia)	31,838	15,526

		1,105,375
Financial (1.0%)
3i Group PLC (United Kingdom)	5,353	69,786
Broadridge Financial Solutions, Inc.	429	44,770
Deutsche Boerse AG (Germany)	376	59,225
Intercontinental Exchange, Inc.	3,894	347,423
MGIC Investment Corp.	5,451	65,576
ORIX Corp. (Japan)	5,600	89,374
Partners Group Holding AG (Switzerland)	115	100,529
Singapore Exchange, Ltd. (Singapore)	4,600	28,285
Taishin Financial Holding Co., Ltd. (Taiwan)	29,000	13,420
Tisco Financial Group PCL (Thailand)	6,100	19,041
Yuanta Financial Holding Co., Ltd. (Taiwan)	31,000	19,382

		856,811
Health care (5.8%)
AbbVie, Inc.	1,245	106,709
Advanz Pharma Corp., Ltd. (Canada)(NON)	214	954
Alfresa Holdings Corp. (Japan)	1,100	19,682
Allergan PLC	320	61,014
Amgen, Inc.	972	194,138
Astellas Pharma, Inc. (Japan)	6,100	95,655
Baxter International, Inc.	3,570	297,988
Biogen, Inc.(NON)	482	148,644
Bristol-Myers Squibb Co.	2,888	170,565
Chemed Corp.	241	100,646
Eli Lilly & Co.	1,447	182,510
Gilead Sciences, Inc.	1,083	75,117
GlaxoSmithKline PLC (United Kingdom)	2,553	51,447
Guangzhou Baiyunshan Pharmaceutical Holdings Co., Ltd. (China)	2,000	6,026
Hologic, Inc.(NON)	4,367	205,773
Hypermarcas SA (Brazil)	3,300	25,311
Jazz Pharmaceuticals PLC(NON)	165	18,906
Johnson & Johnson	2,911	391,471
Koninklijke Philips NV (Netherlands)	2,505	107,678
Laboratory Corp. of America Holdings(NON)	842	147,931
Medtronic PLC	5,078	511,202
Merck & Co., Inc.	3,240	248,054
Novartis AG (Switzerland)	2,284	191,740
Novo Nordisk A/S Class B (Denmark)	2,639	156,845
Pfizer, Inc.	7,454	249,113
QIAGEN NV (Netherlands)(NON)	5,146	184,741
Quest Diagnostics, Inc.	1,129	119,742
Roche Holding AG (Switzerland)	716	233,376
Sabra Health Care REIT, Inc.(R)	2,057	40,214
Sartorius Stedim Biotech (France)	171	32,626
Shionogi & Co., Ltd. (Japan)	1,700	91,759
Sino Biopharmaceutical, Ltd. (China)	47,000	69,126
Suzuken Co., Ltd. (Japan)	600	19,784
Thermo Fisher Scientific, Inc.	188	54,670
Ventas, Inc.(R)	435	23,390
Vertex Pharmaceuticals, Inc.(NON)	197	44,134
Zimmer Biomet Holdings, Inc.	523	71,206
Zoetis, Inc.	1,029	137,094

		4,886,981
Insurance (1.5%)
Allianz SE (Germany)	623	134,580
Allstate Corp. (The)	3,687	388,057
American Financial Group, Inc.	819	75,692
Aviva PLC (United Kingdom)	18,234	83,676
BB Seguridade Participacoes SA (Brazil)	3,700	26,352
Chubb, Ltd.	89	12,908
CNP Assurances (France)	658	10,358
IRB Brasil Resseguros SA (Brazil)	7,500	55,765
Legal & General Group PLC (United Kingdom)	29,340	98,952
Loews Corp.	3,536	161,348
Ping An Insurance (Group) Co. of China, Ltd. Class H (China)	10,000	111,940
Powszechny Zaklad Ubezpieczen SA (Poland)	1,554	13,903
Qualitas Controladora SAB de CV (Mexico)	900	3,864
Reinsurance Group of America, Inc.	504	61,503
Swiss Life Holding AG (Switzerland)	42	19,302
Zurich Insurance Group AG (Switzerland)	43	16,734

		1,274,934
Investment banking/Brokerage (—%)
Amundi SA (France)	206	14,932
Banco BTG Pactual SA (Units) (Brazil)	700	10,575
Korea Investment Holdings Co., Ltd. (South Korea)	86	4,498

		30,005
Real estate (6.5%)
AGNC Investment Corp.(R)	15,074	256,861
Agree Realty Corp.(R)	814	58,461
Alexandria Real Estate Equities, Inc.(R)	61	9,265
American Campus Communities, Inc.(R)	1,522	66,116
American Homes 4 Rent(R)	4,254	110,136
Americold Realty Trust(R)	1,985	60,880
Annaly Capital Management, Inc.(R)	41,287	365,803
Apple Hospitality REIT, Inc.(R)	2,981	38,962
AvalonBay Communities, Inc.(R)	717	143,823
Boston Properties, Inc.(R)	607	78,267
Brixmor Property Group, Inc.(R)	3,308	60,239
Camden Property Trust(R)	1,736	183,981
Chatham Lodging Trust(R)	334	4,656
Cheung Kong Property Holdings, Ltd. (Hong Kong)	14,500	91,285
Chimera Investment Corp.(R)	5,063	99,488
City Office REIT, Inc. (Canada)(R)	3,963	45,971
Colony Capital, Inc.(R)	1,980	7,841
Community Healthcare Trust, Inc.(R)	74	3,525
Corporate Office Properties Trust(R)	2,100	53,214
Digital Realty Trust, Inc.(R)	300	36,033
Duke Realty Corp.(R)	3,592	116,633
Easterly Government Properties, Inc.(R)	2,511	59,686
Equity Commonwealth(R)	1,835	57,729
Equity Lifestyle Properties, Inc.(R)	1,852	126,547
Equity Residential Trust(R)	3,155	236,940
Essex Property Trust, Inc.(R)	384	108,810
Extra Space Storage, Inc.(R)	906	90,926
Gaming and Leisure Properties, Inc.(R)	4,712	210,485
Gladstone Commercial Corp.(R)	1,106	20,870
Global Medical REIT, Inc.(R)	957	13,369
Goodman Group (Australia)(R)	3,855	37,116
Healthcare Realty Trust, Inc.(R)	1,998	68,531
Healthpeak Properties, Inc.(R)	216	6,834
Henderson Land Development Co., Ltd. (Hong Kong)	13,600	62,807
Japan Prime Realty Investment Corp. (Japan)(R)	4	17,471
Klepierre (France)(R)	214	6,438
Life Storage, Inc.(R)	635	68,523
Logan Property Holdings Co., Ltd. (China)	10,000	17,219
LTC Properties, Inc.(R)	1,062	47,609
MFA Financial, Inc.(R)	9,539	68,967
Mid-America Apartment Communities, Inc.(R)	603	77,944
National Health Investors, Inc.(R)	774	63,259
National Retail Properties, Inc.	1,487	75,614
New Residential Investment Corp.(R)	11,817	183,873
Nomura Real Estate Holdings, Inc. (Japan)	400	8,713
Paramount Group, Inc.(R)	4,448	54,043
Physicians Realty Trust(R)	3,440	64,878
Prologis, Inc.(R)	2,568	216,431
Public Storage(R)	533	111,461
Realty Income Corp.(R)	444	32,141
Retail Opportunity Investments Corp.(R)	3,093	46,395
Sekisui House, Ltd. (Japan)	300	5,873
Simon Property Group, Inc.(R)	1,034	127,265
Starwood Property Trust, Inc.(R)	5,782	128,245
STORE Capital Corp.(R)	2,017	66,279
Sun Hung Kai Properties, Ltd. (Hong Kong)	2,500	35,805
Terreno Realty Corp.(R)	588	32,264
Two Harbors Investment Corp.(R)	3,350	45,393
UDR, Inc.(R)	2,063	92,794
VEREIT, Inc.(R)	9,019	78,105
VICI Properties, Inc.(R)	13,110	328,536
Vornado Realty Trust(R)	3,901	209,016
Weingarten Realty Investors(R)	2,006	54,022
Welltower, Inc.(R)	790	59,108

		5,415,774
Technology (10.6%)
Accenture PLC Class A	356	64,290
Alibaba Group Holding, Ltd. ADR (China)(NON)	745	154,960
Alphabet, Inc. Class A(NON)	556	744,623
Amdocs, Ltd.	1,834	116,918
Apple, Inc.	2,841	776,616
Black Knight, Inc.(NON)	1,871	124,814
Brother Industries, Ltd. (Japan)	700	12,583
Cadence Design Systems, Inc.(NON)	2,259	149,410
Capgemini SE (France)	191	21,071
Cisco Systems, Inc.	6,813	272,043
Cognizant Technology Solutions Corp. Class A	5,552	338,283
DXC Technology Co.	3,921	94,535
eBay, Inc.	7,487	259,350
F5 Networks, Inc.(NON)	1,628	195,279
Facebook, Inc. Class A(NON)	826	158,980
Fidelity National Information Services, Inc.	3,743	522,972
Fujitsu, Ltd. (Japan)	300	31,660
Garmin, Ltd.	2,764	244,310
Genpact, Ltd.	3,108	119,534
Globalwafers Co., Ltd. (Taiwan)	2,000	26,156
Hoya Corp. (Japan)	1,300	115,216
HP, Inc.	3,387	70,416
Infosys, Ltd. (India)	8,978	90,598
Intuit, Inc.	1,738	462,047
Itochu Techno-Solutions Corp. (Japan)	1,200	33,740
KLA Corp.	577	88,691
Leidos Holdings, Inc.	3,680	377,752
Lite-On technology Corp. (Taiwan)	15,000	21,214
Maxim Integrated Products, Inc.	2,601	144,668
Microsoft Corp.	4,503	729,531
Nexon Co., Ltd. (Japan)(NON)	4,200	66,553
Nomura Research Institute, Ltd. (Japan)	2,200	48,852
NTT Data Corp. (Japan)	900	10,910
Otsuka Corp. (Japan)	1,100	47,447
Paychex, Inc.	1,355	104,985
Radiant Opto-Electronics Corp. (Taiwan)	7,000	22,029
Samsung Electronics Co., Ltd. (South Korea)	5,391	243,889
Samsung SDS Co., Ltd. (South Korea)	167	23,111
SK Hynix, Inc. (South Korea)	331	23,891
STMicroelectronics NV (France)	1,853	50,722
Synopsys, Inc.(NON)	1,516	209,102
Taiwan Semiconductor Manufacturing Co., Ltd. ADR (Taiwan)	2,603	140,146
Take-Two Interactive Software, Inc.(NON)	2,142	230,222
Tata Consultancy Services, Ltd. (India)	2,370	65,684
Tech Mahindra, Ltd. (India)	5,763	59,451
Tencent Holdings, Ltd. (China)	2,700	133,179
Texas Instruments, Inc.	4,232	483,040
Thales SA (France)	115	11,662
Tokyo Electron, Ltd. (Japan)	100	20,555
Tripod Technology Corp. (Taiwan)	4,000	13,768
United Microelectronics Corp. (Taiwan)	64,000	31,625
Western Union Co. (The)	9,669	216,489
Wipro, Ltd. (India)	8,301	25,474
WNS Holdings, Ltd. ADR (India)(NON)	200	13,168
Xhen Ding Technology Holding, Ltd. (Taiwan)	11,000	40,464

		8,898,678
Transportation (0.7%)
Aena SME SA (Spain)	413	66,480
AirAsia Bhd (Malaysia)	7,300	1,757
Aurizon Holdings, Ltd. (Australia)	16,038	49,747
Delta Air Lines, Inc.	4,607	212,521
Deutsche Post AG (Germany)	2,936	87,950
Grupo Aeroportuario del Centro Norte SAB de CV (Mexico)	1,543	10,101
Japan Airlines Co., Ltd. (Japan)	1,100	27,237
Malaysia Airports Holdings Bhd (Malaysia)	1,900	2,981
MISC Bhd (Malaysia)	10,100	18,180
Singapore Technologies Engineering, Ltd. (Singapore)	5,900	17,837
Union Pacific Corp.	78	12,465
United Airlines Holdings, Inc.(NON)	276	16,999
West Japan Railway Co. (Japan)	500	35,266
Westports Holdings Bhd (Malaysia)	3,200	2,611
Yangzijiang Shipbuilding Holdings, Ltd. (China)	51,800	35,793

		597,925
Utilities and power (2.1%)
American Electric Power Co., Inc.	2,217	197,889
CenterPoint Energy, Inc.	2,463	56,698
Cia de Saneamento Basico do Estado de Sao Paulo (Brazil)	1,255	16,488
CLP Holdings, Ltd. (Hong Kong)	3,000	31,611
DTE Energy Co.	2,828	315,803
E.ON SE (Germany)	4,599	53,106
Electricity Generating PCL (Thailand)	2,600	22,494
Enel Americas SA ADR (Chile)	2,734	23,512
Enel SpA (Italy)	16,260	136,155
Eni SpA (Italy)	3,384	41,892
Exelon Corp.	8,808	379,713
Federal Grid Co. Unified Energy System PJSC (Russia)	1,710,000	5,267
Glow Energy PCL (Thailand)(F)	400	—
Inter RAO UES PJSC (Russia)	489,441	37,902
Kinder Morgan, Inc.	21,425	410,717
Manila Electric Co. (Philippines)	470	2,492
Pinnacle West Capital Corp.	147	13,155
Snam SpA (Italy)	7,015	34,845

		1,779,739

Total common stocks (cost $37,007,890)		$41,693,541

CORPORATE BONDS AND NOTES (27.4%)(a)
	Principal amount	Value
Basic materials (2.1%)
Allegheny Technologies, Inc. sr. unsec. unsub. notes 7.875%, 8/15/23	$40,000	$42,428
ArcelorMittal SA sr. unsec. unsub. notes 7.00%, 10/15/39 (France)	30,000	37,861
Beacon Roofing Supply, Inc. 144A company guaranty sr. notes 4.50%, 11/15/26	10,000	9,925
Beacon Roofing Supply, Inc. 144A company guaranty sr. unsec. notes 4.875%, 11/1/25	20,000	19,294
Big River Steel, LLC/BRS Finance Corp. 144A company guaranty sr. notes 7.25%, 9/1/25	55,000	55,550
BMC East, LLC 144A company guaranty sr. notes 5.50%, 10/1/24	55,000	56,650
Boise Cascade Co. 144A company guaranty sr. unsec. notes 5.625%, 9/1/24	55,000	56,788
Builders FirstSource, Inc. 144A company guaranty sr. unsec. notes 5.00%, 3/1/30	10,000	10,005
Builders FirstSource, Inc. 144A sr. notes 6.75%, 6/1/27	14,000	15,085
BWAY Holding Co. 144A sr. notes 5.50%, 4/15/24	15,000	14,939
BWAY Holding Co. 144A sr. unsec. notes 7.25%, 4/15/25	50,000	48,460
Celanese US Holdings, LLC company guaranty sr. unsec. notes 3.50%, 5/8/24 (Germany)	13,000	13,802
Celanese US Holdings, LLC company guaranty sr. unsec. unsub. notes 4.625%, 11/15/22 (Germany)	29,000	31,096
CF Industries, Inc. company guaranty sr. unsec. bonds 4.95%, 6/1/43	45,000	47,736
CF Industries, Inc. 144A company guaranty sr. notes 4.50%, 12/1/26	59,000	67,132
Chemours Co. (The) company guaranty sr. unsec. notes 5.375%, 5/15/27	15,000	12,866
Chemours Co. (The) company guaranty sr. unsec. unsub. notes 7.00%, 5/15/25	10,000	9,325
Compass Minerals International, Inc. 144A company guaranty sr. unsec. notes 6.75%, 12/1/27	35,000	37,100
Compass Minerals International, Inc. 144A company guaranty sr. unsec. notes 4.875%, 7/15/24	20,000	20,150
CPG Merger Sub, LLC 144A company guaranty sr. unsec. notes 8.00%, 10/1/21	30,000	30,075
Dow Chemical Co. (The) sr. unsec. unsub. bonds 3.50%, 10/1/24	37,000	39,936
Freeport-McMoRan, Inc. company guaranty sr. unsec. unsub. notes 5.45%, 3/15/43 (Indonesia)	10,000	9,700
GCP Applied Technologies, Inc. 144A sr. unsec. notes 5.50%, 4/15/26	55,000	57,200
Glencore Funding, LLC 144A company guaranty sr. unsec. unsub. notes 4.625%, 4/29/24	26,000	28,042
Glencore Funding, LLC 144A company guaranty sr. unsec. unsub. notes 4.00%, 4/16/25	47,000	50,258
Greif, Inc. 144A company guaranty sr. unsec. notes 6.50%, 3/1/27	35,000	37,646
HudBay Minerals, Inc. 144A company guaranty sr. unsec. notes 7.625%, 1/15/25 (Canada)	35,000	33,819
Ingevity Corp. 144A sr. unsec. notes 4.50%, 2/1/26	50,000	49,215
International Flavors & Fragrances, Inc. sr. unsec. notes 4.45%, 9/26/28	25,000	28,682
International Flavors & Fragrances, Inc. sr. unsec. notes 3.40%, 9/25/20	85,000	85,705
International Paper Co. sr. unsec. unsub. notes 3.00%, 2/15/27	14,000	15,029
Joseph T Ryerson & Son, Inc. 144A sr. notes 11.00%, 5/15/22	15,000	15,563
Kraton Polymers, LLC/Kraton Polymers Capital Corp. 144A company guaranty sr. unsec. notes 7.00%, 4/15/25	25,000	23,750
Louisiana-Pacific Corp. company guaranty sr. unsec. unsub. notes 4.875%, 9/15/24	25,000	25,500
Mercer International, Inc. sr. unsec. notes 6.50%, 2/1/24 (Canada)	15,000	15,356
Mercer International, Inc. sr. unsec. notes 5.50%, 1/15/26 (Canada)	20,000	18,864
Novelis Corp. 144A company guaranty sr. unsec. bonds 5.875%, 9/30/26	85,000	87,793
Novelis Corp. 144A company guaranty sr. unsec. notes 4.75%, 1/30/30	15,000	14,794
Nutrien, Ltd. sr. unsec. bonds 5.25%, 1/15/45 (Canada)	7,000	8,778
Nutrien, Ltd. sr. unsec. bonds 4.125%, 3/15/35 (Canada)	18,000	20,017
Nutrien, Ltd. sr. unsec. sub. bonds 4.20%, 4/1/29 (Canada)	25,000	28,436
PQ Corp. 144A company guaranty sr. unsec. notes 5.75%, 12/15/25	35,000	36,006
Resideo Funding, Inc. 144A company guaranty sr. unsec. notes 6.125%, 11/1/26	25,000	24,438
Sherwin-Williams Co. (The) sr. unsec. unsub. bonds 3.45%, 6/1/27	16,000	17,442
Sherwin-Williams Co. (The) sr. unsec. unsub. notes 2.75%, 6/1/22	5,000	5,146
Smurfit Kappa Treasury Funding DAC company guaranty sr. unsec. unsub. notes 7.50%, 11/20/25 (Ireland)	40,000	50,050
Steel Dynamics, Inc. company guaranty sr. unsec. unsub. notes 5.50%, 10/1/24	30,000	30,870
TMS International Corp. 144A sr. unsec. notes 7.25%, 8/15/25	30,000	27,975
TopBuild Corp. 144A company guaranty sr. unsec. notes 5.625%, 5/1/26	45,000	46,800
Tronox Finance PLC 144A company guaranty sr. unsec. notes 5.75%, 10/1/25 (United Kingdom)	20,000	18,904
Tronox, Inc. 144A company guaranty sr. unsec. notes 6.50%, 4/15/26	10,000	9,600
U.S. Concrete, Inc. company guaranty sr. unsec. unsub. notes 6.375%, 6/1/24	33,000	33,581
Univar Solutions USA, Inc. 144A company guaranty sr. unsec. notes 5.125%, 12/1/27	40,000	40,408
Valvoline, Inc. 144A company guaranty sr. unsec. unsub. notes 4.25%, 2/15/30	10,000	9,863
WestRock MWV, LLC company guaranty sr. unsec. unsub. notes 8.20%, 1/15/30	18,000	25,384
WestRock MWV, LLC company guaranty sr. unsec. unsub. notes 7.95%, 2/15/31	14,000	19,943
WR Grace & Co.- Conn. 144A company guaranty sr. unsec. notes 5.625%, 10/1/24	35,000	38,675
Zekelman Industries, Inc. 144A company guaranty sr. notes 9.875%, 6/15/23	6,000	6,290

		1,771,725
Capital goods (1.7%)
Allison Transmission, Inc. 144A company guaranty sr. unsec. notes 4.75%, 10/1/27	40,000	41,000
Amsted Industries, Inc. 144A company guaranty sr. unsec. sub. notes 5.625%, 7/1/27	15,000	15,900
Amsted Industries, Inc. 144A sr. unsec. bonds 4.625%, 5/15/30	25,000	25,135
ATS Automation Tooling Systems, Inc. 144A sr. unsec. notes 6.50%, 6/15/23 (Canada)	35,000	35,845
Berry Global Escrow Corp. 144A notes 5.625%, 7/15/27	10,000	10,400
Berry Global, Inc. company guaranty unsub. notes 5.125%, 7/15/23	50,000	50,025
Bombardier, Inc. 144A sr. unsec. notes 7.875%, 4/15/27 (Canada)	25,000	24,813
Bombardier, Inc. 144A sr. unsec. notes 7.50%, 12/1/24 (Canada)	20,000	20,200
Clean Harbors, Inc. 144A sr. unsec. bonds 5.125%, 7/15/29	10,000	10,713
Clean Harbors, Inc. 144A sr. unsec. notes 4.875%, 7/15/27	15,000	15,671
Crown Americas, LLC/Crown Americas Capital Corp. VI company guaranty sr. unsec. notes 4.75%, 2/1/26	20,000	20,625
Crown Cork & Seal Co., Inc. company guaranty sr. unsec. bonds 7.375%, 12/15/26	25,000	29,313
GFL Environmental, Inc. 144A sr. notes 5.125%, 12/15/26 (Canada)	25,000	25,875
GFL Environmental, Inc. 144A sr. unsec. notes 8.50%, 5/1/27 (Canada)	30,000	32,487
GFL Environmental, Inc. 144A sr. unsec. notes 7.00%, 6/1/26 (Canada)	75,000	78,844
Great Lakes Dredge & Dock Corp. company guaranty sr. unsec. notes 8.00%, 5/15/22	40,000	41,844
Honeywell International, Inc. sr. unsec. bonds 3.812%, 11/21/47	43,000	54,541
Husky III Holding, Ltd. 144A sr. unsec. notes 13.00%, 2/15/25 (Canada)(PIK)	30,000	29,100
Johnson Controls International PLC sr. unsec. bonds 4.95%, 7/2/64	25,000	30,089
Johnson Controls International PLC sr. unsec. unsub. bonds 4.50%, 2/15/47	15,000	18,576
L3Harris Technologies, Inc. 144A sr. unsec. sub. notes 4.40%, 6/15/28	18,000	20,888
L3Harris Technologies, Inc. 144A sr. unsec. sub. notes 3.85%, 12/15/26	28,000	30,948
Moog, Inc. 144A company guaranty sr. unsec. notes 4.25%, 12/15/27	10,000	10,175
Northrop Grumman Corp. sr. unsec. unsub. notes 3.25%, 1/15/28	32,000	34,528
Oshkosh Corp. company guaranty sr. unsec. sub. notes 5.375%, 3/1/25	65,000	66,781
Oshkosh Corp. sr. unsec. sub. notes 4.60%, 5/15/28	34,000	38,484
Oshkosh Corp. sr. unsec. unsub. notes 3.10%, 3/1/30	5,000	5,167
Otis Worldwide Corp. 144A company guaranty sr. unsec. notes 2.565%, 2/15/30	5,000	5,144
Panther BF Aggregator 2 LP/Panther Finance Co., Inc. 144A company guaranty sr. notes 6.25%, 5/15/26	10,000	10,272
Panther BF Aggregator 2 LP/Panther Finance Co., Inc. 144A company guaranty sr. unsec. notes 8.50%, 5/15/27	35,000	35,571
Park-Ohio Industries, Inc. company guaranty sr. unsec. notes 6.625%, 4/15/27	35,000	35,510
RBS Global, Inc./Rexnord, LLC 144A sr. unsec. notes 4.875%, 12/15/25	50,000	50,507
Staples, Inc. 144A sr. notes 7.50%, 4/15/26	50,000	49,813
Staples, Inc. 144A sr. unsec. notes 10.75%, 4/15/27	30,000	28,716
Stevens Holding Co, Inc. 144A company guaranty sr. unsec. notes 6.125%, 10/1/26	60,000	65,046
Titan Acquisition, Ltd./Titan Co-Borrower, LLC 144A sr. unsec. notes 7.75%, 4/15/26 (Canada)	5,000	4,764
TransDigm, Inc. company guaranty sr. unsec. sub. notes 6.50%, 5/15/25	5,000	5,161
TransDigm, Inc. company guaranty sr. unsec. sub. notes 6.375%, 6/15/26	35,000	35,964
TransDigm, Inc. 144A company guaranty sr. notes 6.25%, 3/15/26	50,000	52,938
TransDigm, Inc. 144A company guaranty sr. unsec. sub. notes 5.50%, 11/15/27	35,000	34,956
United Technologies Corp. sr. unsec. unsub. notes 4.125%, 11/16/28	5,000	5,858
United Technologies Corp. sr. unsec. unsub. notes 1.90%, 5/4/20	113,000	112,979
Vertiv Group Corp. 144A sr. unsec. notes 9.25%, 10/15/24	15,000	16,041
Vertiv Intermediate Holding Corp. 144A sr. unsec. notes 12.00%, 2/15/22(PIK)	15,000	15,450
Waste Management, Inc. company guaranty sr. unsec. unsub. notes 4.75%, 6/30/20	12,000	12,125
Waste Pro USA, Inc. 144A sr. unsec. notes 5.50%, 2/15/26	45,000	43,891

		1,438,673
Communication services (2.7%)
American Tower Corp. sr. unsec. bonds 3.125%, 1/15/27(R)	15,000	15,778
American Tower Corp. sr. unsec. sub. notes 2.75%, 1/15/27(R)	46,000	47,457
AT&T, Inc. sr. unsec. bonds 4.30%, 2/15/30	12,000	13,737
AT&T, Inc. sr. unsec. notes 4.10%, 2/15/28	54,000	60,542
AT&T, Inc. sr. unsec. sub. notes 3.80%, 2/15/27	76,000	83,329
AT&T, Inc. sr. unsec. sub. notes 2.95%, 7/15/26	19,000	19,954
AT&T, Inc. sr. unsec. unsub. notes 4.75%, 5/15/46	36,000	42,224
CCO Holdings, LLC/CCO Holdings Capital Corp. 144A company guaranty sr. unsec. bonds 5.50%, 5/1/26	30,000	31,128
CCO Holdings, LLC/CCO Holdings Capital Corp. 144A sr. unsec. bonds 5.375%, 6/1/29	175,000	186,323
CCO Holdings, LLC/CCO Holdings Capital Corp. 144A sr. unsec. notes 5.75%, 2/15/26	40,000	41,588
Charter Communications Operating, LLC/Charter Communications Operating Capital Corp. company guaranty sr. sub. bonds 6.484%, 10/23/45	43,000	55,262
Charter Communications Operating, LLC/Charter Communications Operating Capital Corp. company guaranty sr. sub. notes 4.908%, 7/23/25	21,000	23,633
Charter Communications Operating, LLC/Charter Communications Operating Capital Corp. company guaranty sr. sub. bonds 5.375%, 5/1/47	30,000	34,323
Comcast Corp. company guaranty sr. unsec. unsub. bonds 3.969%, 11/1/47	22,000	25,882
Comcast Corp. company guaranty sr. unsec. unsub. bonds 2.35%, 1/15/27	5,000	5,167
Comcast Corp. company guaranty sr. unsec. unsub. notes 6.50%, 11/15/35	46,000	69,404
Comcast Corp. company guaranty sr. unsec. unsub. notes 3.375%, 2/15/25	24,000	25,947
Comcast Corp. company guaranty sr. unsec. unsub. notes 3.15%, 3/1/26	5,000	5,394
CommScope Technologies, LLC 144A company guaranty sr. unsec. notes 6.00%, 6/15/25	20,000	18,750
Cox Communications, Inc. 144A sr. unsec. bonds 3.50%, 8/15/27	14,000	15,079
Crown Castle International Corp. sr. unsec. bonds 3.80%, 2/15/28(R)	14,000	15,383
Crown Castle International Corp. sr. unsec. bonds 3.65%, 9/1/27(R)	22,000	23,978
Crown Castle International Corp. sr. unsec. notes 4.875%, 4/15/22(R)	5,000	5,334
Crown Castle International Corp. sr. unsec. unsub. bonds 3.70%, 6/15/26(R)	24,000	26,099
CSC Holdings, LLC sr. unsec. unsub. bonds 5.25%, 6/1/24	110,000	118,800
CSC Holdings, LLC sr. unsec. unsub. notes 6.75%, 11/15/21	100,000	106,000
Deutsche Telekom International Finance BV company guaranty sr. unsec. unsub. bonds 8.75%, 6/15/30 (Netherlands)	9,000	13,634
DISH DBS Corp. company guaranty sr. unsec. unsub. notes 5.875%, 11/15/24	75,000	76,930
Equinix, Inc. sr. unsec. notes 5.375%, 5/15/27(R)	25,000	26,920
Equinix, Inc. sr. unsec. sub. notes 3.20%, 11/18/29(R)	31,000	32,446
Front Range BidCo., Inc. 144A sr. notes 4.00%, 3/1/27(FWC)	5,000	4,894
Front Range BidCo., Inc. 144A sr. unsec. notes 6.125%, 3/1/28(FWC)	10,000	9,877
Frontier Communications Corp. sr. unsec. notes 10.50%, 9/15/22	40,000	18,150
Frontier Communications Corp. 144A company guaranty notes 8.50%, 4/1/26	15,000	15,188
Intelsat Jackson Holdings SA 144A sr. unsec. notes 9.75%, 7/15/25 (Bermuda)	65,000	57,200
Level 3 Financing, Inc. company guaranty sr. unsec. unsub. notes 5.625%, 2/1/23	10,000	10,038
Level 3 Financing, Inc. 144A company guaranty sr. unsec. notes 4.625%, 9/15/27	105,000	107,100
NBCUniversal Media, LLC company guaranty sr. unsec. unsub. notes 4.375%, 4/1/21	72,000	74,202
Quebecor Media, Inc. sr. unsec. unsub. notes 5.75%, 1/15/23 (Canada)	10,000	10,650
Sprint Capital Corp. company guaranty sr. unsec. unsub. notes 6.875%, 11/15/28	50,000	59,565
Sprint Corp. company guaranty sr. unsec. notes 7.625%, 3/1/26	25,000	29,493
Sprint Corp. company guaranty sr. unsec. sub. notes 7.875%, 9/15/23	85,000	97,113
Sprint Corp. company guaranty sr. unsec. sub. notes 7.25%, 9/15/21	40,000	42,454
Sprint Corp. 144A company guaranty sr. unsec. notes 7.25%, 2/1/28	25,000	25,060
T-Mobile USA, Inc. company guaranty sr. unsec. notes 6.375%, 3/1/25	10,000	10,271
T-Mobile USA, Inc. company guaranty sr. unsec. notes 5.375%, 4/15/27	40,000	42,400
T-Mobile USA, Inc. company guaranty sr. unsec. unsub. bonds 4.75%, 2/1/28	75,000	78,094
Verizon Communications, Inc. sr. unsec. unsub. bonds 5.25%, 3/16/37	20,000	26,717
Verizon Communications, Inc. sr. unsec. unsub. notes 4.40%, 11/1/34	16,000	19,546
Verizon Communications, Inc. sr. unsec. unsub. notes 4.329%, 9/21/28	105,000	123,455
Videotron, Ltd./Videotron Ltee. 144A sr. unsec. notes 5.125%, 4/15/27 (Canada)	100,000	104,871
Vodafone Group PLC sr. unsec. unsub. notes 4.375%, 5/30/28 (United Kingdom)	34,000	39,064

		2,271,827
Conglomerates (0.3%)
Siemens Financieringsmaatschappij NV 144A company guaranty sr. unsec. notes 2.20%, 3/16/20 (Netherlands)	250,000	250,014

		250,014
Consumer cyclicals (4.6%)
Alimentation Couche-Tard, Inc. 144A company guaranty sr. unsec. notes 3.55%, 7/26/27 (Canada)	14,000	15,060
Alimentation Couche-Tard, Inc. 144A sr. unsec. notes 2.95%, 1/25/30 (Canada)	8,000	8,233
Amazon.com, Inc. sr. unsec. notes 3.15%, 8/22/27	50,000	54,829
Amazon.com, Inc. sr. unsec. notes 2.50%, 11/29/22	24,000	24,730
Amazon.com, Inc. sr. unsec. unsub. notes 3.30%, 12/5/21	68,000	70,096
AMC Entertainment Holdings, Inc. company guaranty sr. unsec. sub. notes 5.875%, 11/15/26	10,000	8,000
AMC Entertainment Holdings, Inc. company guaranty sr. unsec. sub. notes 5.75%, 6/15/25	35,000	28,613
American Builders & Contractors Supply Co., Inc. 144A company guaranty sr. unsec. notes 5.875%, 5/15/26	10,000	10,354
American Builders & Contractors Supply Co., Inc. 144A sr. notes 4.00%, 1/15/28	10,000	9,763
BMW US Capital, LLC 144A company guaranty sr. unsec. notes 3.95%, 8/14/28	2,000	2,274
BMW US Capital, LLC 144A company guaranty sr. unsec. notes 3.40%, 8/13/21	7,000	7,199
BMW US Capital, LLC 144A company guaranty sr. unsec. notes 2.00%, 4/11/21	42,000	42,250
Boyd Gaming Corp. company guaranty sr. unsec. notes 6.00%, 8/15/26	20,000	20,544
Boyd Gaming Corp. company guaranty sr. unsec. unsub. notes 6.375%, 4/1/26	35,000	36,488
Boyd Gaming Corp. 144A company guaranty sr. unsec. notes 4.75%, 12/1/27	10,000	9,876
Brookfield Residential Properties, Inc./Brookfield Residential US Corp. 144A company guaranty sr. unsec. notes 6.25%, 9/15/27 (Canada)	10,000	10,275
Brookfield Residential Properties, Inc./Brookfield Residential US Corp. 144A company guaranty sr. unsec. notes 4.875%, 2/15/30 (Canada)	5,000	4,950
Carriage Services, Inc. 144A sr. unsec. notes 6.625%, 6/1/26	45,000	47,250
Cinemark USA, Inc. company guaranty sr. unsec. sub. notes 4.875%, 6/1/23	35,000	34,782
Clear Channel Outdoor Holdings, Inc. 144A company guaranty sr. notes 5.125%, 8/15/27	15,000	15,041
Clear Channel Worldwide Holdings, Inc. 144A company guaranty sr. unsec. notes 9.25%, 2/15/24	21,000	22,330
Constellation Merger Sub, Inc. 144A sr. unsec. notes 8.50%, 9/15/25	35,000	30,100
CRC Escrow Issuer, LLC/CRC Finco, Inc. 144A company guaranty sr. unsec. notes 5.25%, 10/15/25	65,000	63,831
Diamond Sports Group, LLC/Diamond Sports Finance Co. 144A sr. notes 5.375%, 8/15/26	30,000	27,661
Diamond Sports Group, LLC/Diamond Sports Finance Co. 144A sr. unsec. notes 6.625%, 8/15/27	60,000	48,399
Ecolab, Inc. sr. unsec. notes 4.35%, 12/8/21	45,000	47,371
Ecolab, Inc. sr. unsec. unsub. bonds 2.70%, 11/1/26	51,000	54,585
Eldorado Resorts, Inc. company guaranty sr. unsec. notes 6.00%, 9/15/26	5,000	5,385
Eldorado Resorts, Inc. company guaranty sr. unsec. unsub. notes 7.00%, 8/1/23	15,000	15,489
Entercom Media Corp. 144A company guaranty notes 6.50%, 5/1/27	30,000	31,350
Entercom Media Corp. 144A company guaranty sr. unsec. notes 7.25%, 11/1/24	35,000	36,706
Fox Corp. 144A company guaranty sr. unsec. notes 4.03%, 1/25/24	20,000	21,655
Garda World Security Corp. 144A sr. notes 4.625%, 2/15/27 (Canada)	5,000	4,938
Gartner, Inc. 144A company guaranty sr. unsec. notes 5.125%, 4/1/25	20,000	20,652
General Motors Financial Co., Inc. company guaranty sr. unsec. notes 4.00%, 10/6/26	35,000	36,102
General Motors Financial Co., Inc. company guaranty sr. unsec. unsub. notes 4.30%, 7/13/25	11,000	11,689
General Motors Financial Co., Inc. company guaranty sr. unsec. unsub. notes 4.00%, 1/15/25	5,000	5,302
Gray Television, Inc. 144A sr. unsec. notes 7.00%, 5/15/27	40,000	43,200
GW B-CR Security Corp. 144A sr. unsec. notes 9.50%, 11/1/27 (Canada)	34,000	35,955
Hanesbrands, Inc. 144A company guaranty sr. unsec. unsub. notes 4.625%, 5/15/24	30,000	31,350
Hilton Worldwide Finance, LLC/Hilton Worldwide Finance Corp. company guaranty sr. unsec. notes 4.875%, 4/1/27	115,000	117,588
Howard Hughes Corp. (The) 144A sr. unsec. notes 5.375%, 3/15/25	30,000	30,366
Hyatt Hotels Corp. sr. unsec. unsub. notes 4.85%, 3/15/26	32,000	36,576
iHeartCommunications, Inc. company guaranty sr. notes 6.375%, 5/1/26	16,004	17,200
iHeartCommunications, Inc. company guaranty sr. unsec. notes 8.375%, 5/1/27	49,008	53,220
IHS Markit, Ltd. sr. unsec. sub. bonds 4.75%, 8/1/28 (United Kingdom)	22,000	25,630
IHS Markit, Ltd. 144A company guaranty notes 4.75%, 2/15/25 (United Kingdom)	178,000	198,026
Installed Building Products, Inc. 144A company guaranty sr. unsec. notes 5.75%, 2/1/28	5,000	5,369
Interpublic Group of Cos., Inc. (The) sr. unsec. sub. bonds 4.65%, 10/1/28	97,000	115,810
Iron Mountain, Inc. 144A company guaranty sr. unsec. bonds 5.25%, 3/15/28(R)	25,000	25,883
Iron Mountain, Inc. 144A company guaranty sr. unsec. notes 4.875%, 9/15/27(R)	35,000	35,438
Jeld-Wen, Inc. 144A company guaranty sr. unsec. notes 4.875%, 12/15/27	25,000	25,858
Jeld-Wen, Inc. 144A company guaranty sr. unsec. notes 4.625%, 12/15/25	30,000	30,225
L Brands, Inc. company guaranty sr. unsec. bonds 6.75%, perpetual maturity	15,000	15,188
L Brands, Inc. company guaranty sr. unsec. notes 7.50%, perpetual maturity	20,000	21,250
Lennar Corp. company guaranty sr. unsec. sub. notes 5.875%, 11/15/24	15,000	16,376
Lions Gate Capital Holdings, LLC 144A company guaranty sr. unsec. notes 5.875%, 11/1/24	40,000	38,688
Lions Gate Capital Holdings, LLC 144A sr. unsec. notes 6.375%, 2/1/24	10,000	9,800
Live Nation Entertainment, Inc. 144A company guaranty sr. unsec. notes 4.875%, 11/1/24	10,000	10,200
Live Nation Entertainment, Inc. 144A company guaranty sr. unsec. notes 4.75%, 10/15/27	5,000	5,025
Live Nation Entertainment, Inc. 144A company guaranty sr. unsec. sub. notes 5.625%, 3/15/26	20,000	20,550
Masonite International Corp. 144A company guaranty sr. unsec. notes 5.375%, 2/1/28	10,000	10,494
Mattamy Group Corp. 144A sr. unsec. notes 5.25%, 12/15/27 (Canada)	35,000	36,488
Mattamy Group Corp. 144A sr. unsec. notes 4.625%, 3/1/30 (Canada)	25,000	24,254
Mattel, Inc. 144A company guaranty sr. unsec. notes 5.875%, 12/15/27	35,000	36,575
Meredith Corp. company guaranty sr. unsec. notes 6.875%, 2/1/26	55,000	55,149
Navistar International Corp. 144A sr. unsec. notes 6.625%, 11/1/25	45,000	46,612
NCI Building Systems, Inc. 144A company guaranty sr. unsec. sub. notes 8.00%, 4/15/26	40,000	39,600
Nexstar Broadcasting, Inc. 144A company guaranty sr. unsec. notes 5.625%, 8/1/24	30,000	30,855
Nexstar Escrow, Inc. 144A sr. unsec. notes 5.625%, 7/15/27	40,000	41,402
Nielsen Co. Luxembourg SARL (The) 144A company guaranty sr. unsec. notes 5.00%, 2/1/25 (Luxembourg)	40,000	39,500
Nielsen Finance, LLC/Nielsen Finance Co. 144A company guaranty sr. unsec. sub. notes 5.00%, 4/15/22	40,000	39,870
Omnicom Group, Inc. company guaranty sr. unsec. unsub. notes 3.60%, 4/15/26	37,000	40,635
Outfront Media Capital, LLC/Outfront Media Capital Corp. 144A sr. unsec. bonds 4.625%, 3/15/30	5,000	5,014
Penn National Gaming, Inc. 144A sr. unsec. notes 5.625%, 1/15/27	25,000	25,875
Penske Automotive Group, Inc. company guaranty sr. unsec. sub. notes 5.75%, 10/1/22	30,000	30,300
Penske Automotive Group, Inc. company guaranty sr. unsec. sub. notes 5.50%, 5/15/26	35,000	35,788
Penske Automotive Group, Inc. company guaranty sr. unsec. sub. notes 5.375%, 12/1/24	10,000	10,238
PetSmart, Inc. 144A company guaranty sr. notes 5.875%, 6/1/25	25,000	25,158
Prime Security Services Borrower, LLC/Prime Finance, Inc. 144A notes 6.25%, 1/15/28	25,000	24,088
PulteGroup, Inc. company guaranty sr. unsec. unsub. notes 7.875%, 6/15/32	55,000	74,250
PulteGroup, Inc. company guaranty sr. unsec. unsub. notes 5.50%, 3/1/26	5,000	5,510
Realogy Group, LLC/Realogy Co-Issuer Corp. 144A company guaranty sr. unsec. notes 9.375%, 4/1/27	10,000	10,250
Refinitiv US Holdings, Inc. 144A company guaranty sr. notes 6.25%, 5/15/26	45,000	48,305
S&P Global, Inc. company guaranty sr. unsec. unsub. notes 4.40%, 2/15/26	19,000	21,814
S&P Global, Inc. company guaranty sr. unsec. unsub. notes 2.95%, 1/22/27	16,000	17,132
Sabre GLBL, Inc. 144A company guaranty sr. notes 5.375%, 4/15/23	30,000	30,000
Scientific Games International, Inc. 144A company guaranty sr. unsec. notes 7.25%, 11/15/29	40,000	39,000
Scientific Games International, Inc. 144A company guaranty sr. unsec. notes 8.25%, 3/15/26	50,000	51,360
Scientific Games International, Inc. 144A sr. unsec. notes 7.00%, 5/15/28	10,000	9,672
Scotts Miracle-Gro, Co. (The) company guaranty sr. unsec. notes 4.50%, 10/15/29	35,000	36,225
Sinclair Television Group, Inc. 144A company guaranty sr. unsec. bonds 5.50%, 3/1/30	25,000	24,845
Sirius XM Radio, Inc. 144A sr. unsec. bonds 5.50%, 7/1/29	10,000	10,722
Sirius XM Radio, Inc. 144A sr. unsec. bonds 5.00%, 8/1/27	115,000	119,888
Six Flags Entertainment Corp. 144A company guaranty sr. unsec. bonds 5.50%, 4/15/27	40,000	38,200
Six Flags Entertainment Corp. 144A company guaranty sr. unsec. unsub. notes 4.875%, 7/31/24	25,000	24,675
Spectrum Brands, Inc. company guaranty sr. unsec. unsub. notes 6.125%, 12/15/24	30,000	30,800
Spectrum Brands, Inc. 144A company guaranty sr. unsec. bonds 5.00%, 10/1/29	10,000	10,326
Standard Industries, Inc. 144A sr. unsec. notes 5.375%, 11/15/24	40,000	40,504
Standard Industries, Inc. 144A sr. unsec. notes 5.00%, 2/15/27	93,000	95,474
Station Casinos, LLC 144A sr. unsec. notes 4.50%, 2/15/28	20,000	19,005
SugarHouse HSP Gaming Prop. Mezz LP/SugarHouse HSP Gaming Finance Corp. 144A company guaranty sr. unsub. notes 5.875%, 5/15/25	35,000	34,300
Terrier Media Buyer, Inc. 144A company guaranty sr. unsec. notes 8.875%, 12/15/27	45,000	44,663
Total System Services, Inc. sr. unsec. unsub. notes 4.00%, 6/1/23	5,000	5,356
Townsquare Media, Inc. 144A company guaranty sr. unsec. notes 6.50%, 4/1/23	15,000	15,150
TRI Pointe Group, Inc./TRI Pointe Homes, Inc. company guaranty sr. unsec. unsub. notes 5.875%, 6/15/24	25,000	27,094
Univision Communications, Inc. 144A company guaranty sr. sub. notes 5.125%, 2/15/25	35,000	33,023
ViacomCBS, Inc. company guaranty sr. unsec. bonds 4.20%, 6/1/29	38,000	42,658
ViacomCBS, Inc. company guaranty sr. unsec. unsub. bonds 2.90%, 1/15/27	30,000	30,764
ViacomCBS, Inc. company guaranty sr. unsec. unsub. notes 4.60%, 1/15/45	13,000	14,261
ViacomCBS, Inc. company guaranty sr. unsec. unsub. notes 4.00%, 1/15/26	6,000	6,580
Walt Disney Co. (The) company guaranty sr. unsec. bonds 7.75%, 12/1/45	67,000	122,209
Weekley Homes, LLC/Weekley Finance Corp. sr. unsec. notes 6.00%, 2/1/23	30,000	30,000
Werner FinCo LP/Werner FinCo, Inc. 144A company guaranty sr. unsec. notes 8.75%, 7/15/25	45,000	42,525
WMG Acquisition Corp. 144A company guaranty sr. notes 5.00%, 8/1/23	15,000	15,263
WMG Acquisition Corp. 144A company guaranty sr. unsec. notes 5.50%, 4/15/26	10,000	10,450
Wolverine World Wide, Inc. 144A company guaranty sr. unsec. bonds 5.00%, 9/1/26	25,000	25,823
Wyndham Hotels & Resorts, Inc. 144A company guaranty sr. unsec. notes 5.375%, 4/15/26	30,000	31,088
Wynn Las Vegas, LLC/Wynn Las Vegas Capital Corp. 144A company guaranty sr. unsec. sub. notes 5.25%, 5/15/27	40,000	38,800
Wynn Resorts Finance, LLC/Wynn Resorts Capital Corp. 144A sr. unsec. bonds 5.125%, 10/1/29	30,000	28,988

		3,863,770
Consumer staples (1.5%)
1011778 BC ULC/New Red Finance, Inc. 144A company guaranty notes 5.00%, 10/15/25 (Canada)	50,000	50,813
1011778 BC ULC/New Red Finance, Inc. 144A company guaranty notes 4.375%, 1/15/28 (Canada)	15,000	14,925
1011778 BC ULC/New Red Finance, Inc. 144A company guaranty sr. notes 3.875%, 1/15/28 (Canada)	25,000	24,844
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons, LLC 144A company guaranty sr. unsec. notes 4.875%, 2/15/30	5,000	5,000
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons, LLC 144A company guaranty sr. unsec. notes 4.625%, 1/15/27	15,000	14,757
Albertsons Cos., LLC/Safeway, Inc./New Albertsons LP/Albertson's, LLC 144A company guaranty sr. unsec. notes 7.50%, 3/15/26	35,000	38,894
Anheuser-Busch Cos., LLC/Anheuser-Busch InBev Worldwide, Inc. company guaranty sr. unsec. unsub. notes 3.65%, 2/1/26	14,000	15,311
Anheuser-Busch InBev Worldwide, Inc. company guaranty sr. unsec. unsub. bonds 5.55%, 1/23/49	16,000	21,743
Anheuser-Busch InBev Worldwide, Inc. company guaranty sr. unsec. unsub. notes 4.75%, 1/23/29	19,000	22,519
Anheuser-Busch InBev Worldwide, Inc. company guaranty sr. unsec. unsub. notes 4.15%, 1/23/25	16,000	17,832
Ascend Learning, LLC 144A sr. unsec. notes 6.875%, 8/1/25	45,000	46,538
Brand Energy & Infrastructure Services, Inc. 144A sr. unsec. notes 8.50%, 7/15/25	35,000	33,906
Energizer Holdings, Inc. 144A company guaranty sr. unsec. notes 7.75%, 1/15/27	5,000	5,425
Energizer Holdings, Inc. 144A company guaranty sr. unsec. sub. notes 6.375%, 7/15/26	15,000	15,560
ERAC USA Finance, LLC 144A company guaranty sr. unsec. bonds 4.50%, 2/15/45	27,000	31,982
ERAC USA Finance, LLC 144A company guaranty sr. unsec. notes 7.00%, 10/15/37	78,000	117,651
ERAC USA Finance, LLC 144A company guaranty sr. unsec. notes 5.625%, 3/15/42	30,000	40,669
Fresh Market, Inc. (The) 144A company guaranty sr. notes 9.75%, 5/1/23	35,000	16,207
Go Daddy Operating Co, LLC/GD Finance Co., Inc. 144A company guaranty sr. unsec. notes 5.25%, 12/1/27	10,000	10,400
Golden Nugget, Inc. 144A company guaranty sr. unsec. sub. notes 8.75%, 10/1/25	50,000	50,211
Golden Nugget, Inc. 144A sr. unsec. notes 6.75%, 10/15/24	35,000	34,377
Itron, Inc. 144A company guaranty sr. unsec. notes 5.00%, 1/15/26	35,000	36,026
Keurig Dr Pepper, Inc. company guaranty sr. unsec. unsub. notes 4.597%, 5/25/28	29,000	33,478
Keurig Dr Pepper, Inc. company guaranty sr. unsec. unsub. notes 4.417%, 5/25/25	34,000	38,129
Keurig Dr Pepper, Inc. company guaranty sr. unsec. unsub. notes 4.057%, 5/25/23	10,000	10,764
KFC Holding Co./Pizza Hut Holdings, LLC/Taco Bell of America, LLC 144A company guaranty sr. unsec. notes 5.25%, 6/1/26	35,000	35,788
KFC Holding Co./Pizza Hut Holdings, LLC/Taco Bell of America, LLC 144A company guaranty sr. unsec. notes 5.00%, 6/1/24	15,000	15,118
KFC Holding Co./Pizza Hut Holdings, LLC/Taco Bell of America, LLC 144A company guaranty sr. unsec. notes 4.75%, 6/1/27	20,000	20,450
Kraft Heinz Co. (The) company guaranty sr. unsec. notes 5.00%, 7/15/35	30,000	31,860
Kraft Heinz Co. (The) company guaranty sr. unsec. notes 3.00%, 6/1/26	35,000	34,951
Lamb Weston Holdings, Inc. 144A company guaranty sr. unsec. unsub. notes 4.875%, 11/1/26	105,000	108,943
Match Group, Inc. 144A sr. unsec. bonds 5.00%, 12/15/27	50,000	51,750
Netflix, Inc. sr. unsec. notes 4.875%, 4/15/28	35,000	36,845
Netflix, Inc. sr. unsec. notes 6.375%, 5/15/29	25,000	28,628
Netflix, Inc. sr. unsec. unsub. notes 5.875%, 11/15/28	10,000	11,243
Netflix, Inc. 144A sr. unsec. bonds 5.375%, 11/15/29	10,000	10,872
Netflix, Inc. 144A sr. unsec. bonds 4.875%, 6/15/30	5,000	5,269
Newell Brands, Inc. sr. unsec. unsub. notes 4.20%, 4/1/26	25,000	26,098
Party City Holdings, Inc. 144A company guaranty sr. unsec. notes 6.125%, 8/15/23	15,000	11,963
Prestige Brands, Inc. 144A company guaranty sr. unsec. notes 5.125%, 1/15/28	5,000	5,225
Rite Aid Corp. 144A company guaranty sr. unsec. sub. notes 7.50%, 7/1/25	23,000	22,943
Rite Aid Corp. 144A company guaranty sr. unsec. unsub. notes 6.125%, 4/1/23	42,000	38,483
Yum! Brands, Inc. 144A sr. unsec. bonds 4.75%, 1/15/30	20,000	20,752

		1,265,142
Energy (2.7%)
Antero Resources Corp. company guaranty sr. unsec. sub. notes 5.375%, 11/1/21	17,000	14,218
Antero Resources Corp. company guaranty sr. unsec. sub. notes 5.125%, 12/1/22	12,000	7,440
Apergy Corp. company guaranty sr. unsec. notes 6.375%, 5/1/26	30,000	31,308
Ascent Resources Utica Holdings, LLC/ARU Finance Corp. 144A sr. unsec. notes 10.00%, 4/1/22	31,000	26,419
California Resources Corp. 144A company guaranty notes 8.00%, 12/15/22	11,000	2,475
Cenovus Energy, Inc. sr. unsec. bonds 6.75%, 11/15/39 (Canada)	30,000	37,494
Cheniere Corpus Christi Holdings, LLC company guaranty sr. notes 5.875%, 3/31/25	20,000	22,437
Cheniere Corpus Christi Holdings, LLC company guaranty sr. notes 5.125%, 6/30/27	80,000	89,232
Chevron Corp. sr. unsec. unsub. notes 2.10%, 5/16/21	28,000	28,261
Concho Resources, Inc. company guaranty sr. unsec. notes 3.75%, 10/1/27	48,000	49,898
Covey Park Energy, LLC/Covey Park Finance Corp. 144A company guaranty sr. unsec. notes 7.50%, 5/15/25	10,000	7,372
DCP Midstream Operating LP 144A company guaranty sr. unsec. unsub. bonds 6.75%, 9/15/37	40,000	42,000
Denbury Resources, Inc. 144A company guaranty notes 9.00%, 5/15/21	41,000	35,875
Diamondback Energy, Inc. company guaranty sr. unsec. notes 3.25%, 12/1/26	10,000	10,153
Diamondback Energy, Inc. company guaranty sr. unsec. unsub. notes 5.375%, 5/31/25	30,000	31,327
Endeavor Energy Resources LP/EER Finance, Inc. 144A sr. unsec. bonds 5.75%, 1/30/28	65,000	63,700
Energy Transfer Operating LP company guaranty sr. unsec. bonds 3.75%, 5/15/30	25,000	25,350
Energy Transfer Operating LP company guaranty sr. unsec. notes 5.875%, 1/15/24	40,000	44,697
Energy Transfer Operating LP company guaranty sr. unsec. notes 2.90%, 5/15/25	18,000	18,375
Energy Transfer Operating LP jr. unsec. sub. FRB Ser. B, 6.625%, perpetual maturity	106,000	94,605
Energy Transfer Operating LP sr. unsec. unsub. bonds 6.125%, 12/15/45	7,000	7,897
Energy Transfer Operating LP sr. unsec. unsub. notes 5.20%, 2/1/22	18,000	18,993
EOG Resources, Inc. sr. unsec. unsub. notes 4.15%, 1/15/26	5,000	5,611
EOG Resources, Inc. sr. unsec. unsub. notes 2.625%, 3/15/23	25,000	25,734
Equinor ASA company guaranty sr. unsec. unsub. notes 2.90%, 11/8/20 (Norway)	33,000	33,359
Exxon Mobil Corp. sr. unsec. unsub. notes 2.222%, 3/1/21	124,000	124,546
Hess Midstream Operations LP 144A company guaranty sr. unsec. sub. notes 5.625%, 2/15/26	70,000	69,826
Hess Midstream Operations LP 144A sr. unsec. notes 5.125%, 6/15/28	20,000	19,500
Holly Energy Partners LP/Holly Energy Finance Corp. 144A company guaranty sr. unsec. notes 5.00%, 2/1/28	10,000	10,063
Indigo Natural Resources, LLC 144A sr. unsec. notes 6.875%, 2/15/26	20,000	17,050
MEG Energy Corp. 144A notes 6.50%, 1/15/25 (Canada)	42,000	41,370
MEG Energy Corp. 144A sr. unsec. notes 7.125%, 2/1/27 (Canada)	20,000	18,865
Nabors Industries, Inc. company guaranty sr. unsec. notes 5.75%, 2/1/25	45,000	32,288
Nabors Industries, Ltd. 144A company guaranty sr. unsec. notes 7.50%, 1/15/28	10,000	9,226
Nabors Industries, Ltd. 144A company guaranty sr. unsec. notes 7.25%, 1/15/26	10,000	9,125
Nine Energy Service, Inc. 144A sr. unsec. notes 8.75%, 11/1/23	20,000	15,900
Noble Holding International, Ltd. 144A company guaranty sr. unsec. notes 7.875%, 2/1/26	25,000	15,406
Oasis Petroleum, Inc. company guaranty sr. unsec. unsub. notes 6.875%, 3/15/22	11,000	8,635
Oasis Petroleum, Inc. 144A sr. unsec. notes 6.25%, 5/1/26	20,000	12,300
Occidental Petroleum Corp. sr. unsec. unsub. bonds 4.40%, 4/15/46	30,000	27,206
Petrobras Global Finance BV company guaranty sr. unsec. unsub. bonds 7.375%, 1/17/27 (Brazil)	76,000	92,180
Petrobras Global Finance BV company guaranty sr. unsec. unsub. notes 6.125%, 1/17/22 (Brazil)	18,000	19,148
Petrobras Global Finance BV company guaranty sr. unsec. unsub. notes 5.999%, 1/27/28 (Brazil)	45,000	50,963
Petrobras Global Finance BV company guaranty sr. unsec. unsub. notes 5.299%, 1/27/25 (Brazil)	5,000	5,456
Petrobras Global Finance BV 144A company guaranty sr. unsec. bonds 5.093%, 1/15/30 (Brazil)	81,000	86,670
Petroleos de Venezuela SA 144A company guaranty sr. unsec. notes 6.00%, 11/15/26 (Venezuela) (In default)(NON)	110,000	11,000
Petroleos Mexicanos company guaranty sr. unsec. unsub. notes 6.50%, 3/13/27 (Mexico)	24,000	25,372
Petroleos Mexicanos 144A company guaranty sr. unsec. bonds 7.69%, 1/23/50 (Mexico)	10,000	10,417
Petroleos Mexicanos 144A company guaranty sr. unsec. unsub. notes 5.95%, 1/28/31 (Mexico)	82,000	79,581
Precision Drilling Corp. 144A company guaranty sr. unsec. notes 7.125%, 1/15/26 (Canada)	45,000	41,535
Regency Energy Partners LP/Regency Energy Finance Corp. company guaranty sr. unsec. unsub. notes 5.875%, 3/1/22	5,000	5,340
Regency Energy Partners LP/Regency Energy Finance Corp. company guaranty sr. unsec. unsub. notes 4.50%, 11/1/23	20,000	21,519
Sabine Pass Liquefaction, LLC sr. bonds 4.20%, 3/15/28	14,000	14,858
Sabine Pass Liquefaction, LLC sr. notes 5.00%, 3/15/27	20,000	22,111
Seventy Seven Energy, Inc. escrow sr. unsec. notes 6.50%, 7/15/22(F)	50,000	5
Shell International Finance BV company guaranty sr. unsec. unsub. notes 2.875%, 5/10/26 (Netherlands)	40,000	42,587
SM Energy Co. sr. unsec. notes 6.625%, 1/15/27	10,000	7,750
SM Energy Co. sr. unsec. sub. notes 5.00%, 1/15/24	25,000	19,487
SM Energy Co. sr. unsec. unsub. notes 6.75%, 9/15/26	10,000	7,900
SM Energy Co. sr. unsec. unsub. notes 6.125%, 11/15/22	19,000	17,005
Spectra Energy Partners LP sr. unsec. notes 3.375%, 10/15/26	26,000	27,939
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp. 144A company guaranty sr. unsec. notes 5.50%, 1/15/28	35,000	31,157
Targa Resources Partners LP/Targa Resources Partners Finance Corp. company guaranty sr. unsec. notes 6.875%, 1/15/29	10,000	10,788
Targa Resources Partners LP/Targa Resources Partners Finance Corp. company guaranty sr. unsec. notes 6.50%, 7/15/27	15,000	15,656
Targa Resources Partners LP/Targa Resources Partners Finance Corp. company guaranty sr. unsec. unsub. notes 5.00%, 1/15/28	40,000	39,488
Targa Resources Partners LP/Targa Resources Partners Finance Corp. 144A sr. unsec. bonds 5.50%, 3/1/30	5,000	4,949
Total Capital International SA company guaranty sr. unsec. unsub. notes 2.75%, 6/19/21 (France)	117,000	118,879
Transcanada Trust company guaranty jr. unsec. sub. FRB 5.30%, 3/15/77 (Canada)	31,000	31,698
Transocean Pontus, Ltd. 144A company guaranty sr. notes 6.125%, 8/1/25 (Cayman Islands)	20,875	20,875
Transocean Poseidon, Ltd. 144A company guaranty sr. notes 6.875%, 2/1/27	20,000	20,304
Transocean Sentry, Ltd. 144A company guaranty sr. notes 5.375%, 5/15/23 (Cayman Islands)	20,000	19,350
Transocean, Inc. company guaranty sr. unsec. unsub. bonds 7.50%, 4/15/31	30,000	17,850
Transocean, Inc. 144A company guaranty sr. unsec. notes 8.00%, 2/1/27	20,000	16,600
Viper Energy Partners LP 144A company guaranty sr. unsec. notes 5.375%, 11/1/27	25,000	25,408
WPX Energy, Inc. sr. unsec. notes 8.25%, 8/1/23	30,000	33,450
WPX Energy, Inc. sr. unsec. notes 5.75%, 6/1/26	10,000	9,922
WPX Energy, Inc. sr. unsec. notes 4.50%, 1/15/30	10,000	9,547
WPX Energy, Inc. sr. unsec. sub. notes 5.25%, 10/15/27	20,000	19,682

		2,259,962
Financials (6.5%)
AG Issuer, LLC 144A sr. notes 6.25%, 3/1/28	20,000	19,800
AIG Global Funding 144A sr. notes 2.15%, 7/2/20	32,000	32,062
Air Lease Corp. sr. unsec. sub. bonds 4.625%, 10/1/28	45,000	50,813
Air Lease Corp. sr. unsec. sub. notes 3.25%, 10/1/29	48,000	48,745
Alliant Holdings Intermediate, LLC/Alliant Holdings Co-Issuer 144A sr. unsec. notes 6.75%, 10/15/27	15,000	14,963
Ally Financial, Inc. company guaranty sr. unsec. notes 8.00%, 11/1/31	130,000	180,382
Ally Financial, Inc. sr. unsec. notes 3.875%, 5/21/24	2,000	2,097
Ally Financial, Inc. sub. unsec. notes 5.75%, 11/20/25	45,000	50,549
American International Group, Inc. jr. unsec. sub. FRB 8.175%, 5/15/58	34,000	46,410
Bank of America Corp. jr. unsec. sub. FRN Ser. AA, 6.10%, perpetual maturity	49,000	54,206
Bank of America Corp. jr. unsec. sub. FRN Ser. Z, 6.50%, perpetual maturity	15,000	16,555
Bank of America Corp. sr. unsec. notes Ser. MTN, 3.499%, 5/17/22	12,000	12,273
Bank of America Corp. sr. unsec. unsub. bonds Ser. MTN, 3.248%, 10/21/27	40,000	42,938
Bank of America Corp. unsec. sub. notes 6.11%, 1/29/37	170,000	235,717
Bank of Montreal sr. unsec. unsub. notes Ser. D, 3.10%, 4/13/21 (Canada)	47,000	47,881
Bank of Montreal unsec. sub. FRN 3.803%, 12/15/32 (Canada)	7,000	7,545
Bank of Nova Scotia (The) sr. unsec. notes 2.00%, 11/15/22 (Canada)	40,000	40,471
Bank of Nova Scotia (The) sr. unsec. unsub. notes 2.70%, 3/7/22 (Canada)	8,000	8,177
Banque Federative du Credit Mutuel SA 144A sr. unsec. unsub. notes 2.20%, 7/20/20 (France)	245,000	245,589
Berkshire Hathaway Finance Corp. company guaranty sr. unsec. unsub. notes 4.25%, 1/15/21	8,000	8,195
BGC Partners, Inc. sr. unsec. notes 5.125%, 5/27/21	5,000	5,197
Cantor Fitzgerald LP 144A unsec. notes 6.50%, 6/17/22	42,000	46,028
CBRE Services, Inc. company guaranty sr. unsec. notes 5.25%, 3/15/25	25,000	28,837
CBRE Services, Inc. company guaranty sr. unsec. unsub. notes 4.875%, 3/1/26	24,000	27,580
CIT Group, Inc. sr. unsec. sub. notes 5.00%, 8/1/23	35,000	37,538
CIT Group, Inc. sr. unsec. unsub. notes 5.25%, 3/7/25	108,000	118,530
Citigroup, Inc. sr. unsec. FRB 3.668%, 7/24/28	43,000	47,208
Citigroup, Inc. sr. unsec. notes 2.65%, 10/26/20	54,000	54,342
Citigroup, Inc. sr. unsec. unsub. FRB 3.887%, 1/10/28	15,000	16,629
Citigroup, Inc. unsec. sub. bonds 4.45%, 9/29/27	35,000	39,529
Citigroup, Inc. unsec. sub. notes 4.60%, 3/9/26	35,000	39,677
CNO Financial Group, Inc. sr. unsec. notes 5.25%, 5/30/29	20,000	22,887
CNO Financial Group, Inc. sr. unsec. unsub. notes 5.25%, 5/30/25	25,000	28,308
Commonwealth Bank of Australia 144A sr. unsec. notes 3.15%, 9/19/27 (Australia)	40,000	43,376
Commonwealth Bank of Australia 144A unsec. notes 2.20%, 11/9/20 (Australia)	330,000	331,792
Credit Acceptance Corp. company guaranty sr. unsec. notes 7.375%, 3/15/23	15,000	15,275
Credit Acceptance Corp. 144A company guaranty sr. unsec. notes 6.625%, 3/15/26	20,000	21,000
Credit Acceptance Corp. 144A sr. unsec. notes 5.125%, 12/31/24	10,000	10,300
Digital Realty Trust LP company guaranty sr. unsec. bonds 4.45%, 7/15/28(R)	54,000	62,064
ESH Hospitality, Inc. 144A company guaranty sr. unsec. notes 5.25%, 5/1/25(R)	20,000	20,117
Fairfax Financial Holdings, Ltd. sr. unsec. notes 4.85%, 4/17/28 (Canada)	56,000	63,202
Fairfax US, Inc. 144A company guaranty sr. unsec. notes 4.875%, 8/13/24	42,000	46,627
Fifth Third Bancorp jr. unsec. sub. FRB 5.10%, perpetual maturity	15,000	14,869
Freedom Mortgage Corp. 144A sr. unsec. notes 8.25%, 4/15/25	15,000	14,208
Freedom Mortgage Corp. 144A sr. unsec. notes 8.125%, 11/15/24	30,000	28,875
GLP Capital LP/GLP Financing II, Inc. company guaranty sr. unsec. notes 5.25%, 6/1/25	30,000	33,653
goeasy, Ltd. 144A company guaranty sr. unsec. notes 5.375%, 12/1/24 (Canada)	25,000	25,750
Goldman Sachs Group, Inc. (The) sr. unsec. FRB 4.223%, 5/1/29	15,000	17,015
Goldman Sachs Group, Inc. (The) sr. unsec. unsub. notes 3.85%, 1/26/27	86,000	94,470
Goldman Sachs Group, Inc. (The) sr. unsec. unsub. notes 2.60%, 2/7/30	46,000	46,788
Goldman Sachs Group, Inc. (The) sr. unsec. unsub. notes 2.60%, 12/27/20	108,000	108,261
HUB International, Ltd. 144A sr. unsec. notes 7.00%, 5/1/26	40,000	40,398
Huntington Bancshares, Inc. unsec. notes 4.35%, 2/4/23	22,000	23,584
Icahn Enterprises LP/Icahn Enterprises Finance Corp. company guaranty sr. unsec. notes 6.75%, 2/1/24	30,000	31,050
Icahn Enterprises LP/Icahn Enterprises Finance Corp. company guaranty sr. unsec. notes 6.25%, 5/15/26	20,000	20,502
Icahn Enterprises LP/Icahn Enterprises Finance Corp. 144A company guaranty sr. unsec. notes 5.25%, 5/15/27	15,000	15,038
Icahn Enterprises LP/Icahn Enterprises Finance Corp. 144A company guaranty sr. unsec. notes 4.75%, 9/15/24	15,000	15,300
iStar, Inc. sr. unsec. notes 4.75%, 10/1/24(R)	30,000	30,623
iStar, Inc. sr. unsec. notes 4.25%, 8/1/25(R)	35,000	34,556
JPMorgan Chase & Co. jr. unsec. bonds 6.10%, perpetual maturity	6,000	6,447
JPMorgan Chase & Co. jr. unsec. sub. FRB Ser. HH, 4.60%, perpetual maturity	31,000	31,031
JPMorgan Chase & Co. jr. unsec. sub. FRB Ser. W, (BBA LIBOR USD 3 Month + 1.00%), 2.692%, 5/15/47	66,000	58,410
JPMorgan Chase & Co. sr. unsec. unsub. FRB 3.964%, 11/15/48	135,000	161,643
KKR Group Finance Co. III, LLC 144A company guaranty sr. unsec. unsub. bonds 5.125%, 6/1/44	14,000	17,688
Ladder Capital Finance Holdings, LLLP/Ladder Capital Finance Corp. 144A sr. unsec. notes 4.25%, 2/1/27(R)	20,000	18,975
Lloyds Banking Group PLC jr. unsec. sub. FRB 7.50%, perpetual maturity (United Kingdom)	200,000	217,250
LPL Holdings, Inc. 144A company guaranty sr. unsec. notes 5.75%, 9/15/25	60,000	62,250
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc. company guaranty sr. unsec. notes 4.50%, 1/15/28(R)	15,000	15,375
Mitsubishi UFJ Financial Group, Inc. sr. unsec. notes 3.535%, 7/26/21 (Japan)	76,000	78,129
Morgan Stanley sr. unsec. unsub. notes 4.375%, 1/22/47	40,000	50,505
Morgan Stanley sr. unsec. unsub. notes 3.625%, 1/20/27	86,000	94,079
National Australia Bank, Ltd./New York, NY sr. unsec. notes 2.50%, 1/12/21 (Australia)	250,000	251,968
Nationstar Mortgage Holdings, Inc. 144A company guaranty sr. unsec. notes 9.125%, 7/15/26	10,000	10,825
Nationstar Mortgage Holdings, Inc. 144A company guaranty sr. unsec. notes 8.125%, 7/15/23	35,000	36,313
Nationstar Mortgage Holdings, Inc. 144A company guaranty sr. unsec. notes 6.00%, 1/15/27	10,000	10,159
Neuberger Berman Group, LLC/Neuberger Berman Finance Corp. 144A sr. unsec. notes 4.875%, 4/15/45	28,000	31,161
Prologis LP sr. unsec. unsub. notes 2.25%, 4/15/30(R)	5,000	5,027
Prologis LP sr. unsec. unsub. notes 2.125%, 4/15/27(R)	2,000	2,018
Provident Funding Associates LP/PFG Finance Corp. 144A sr. unsec. notes 6.375%, 6/15/25	40,000	40,000
Regions Financial Corp. sr. unsec. unsub. notes 2.75%, 8/14/22	25,000	25,660
Royal Bank of Canada sr. unsec. notes Ser. GMTN, 2.125%, 3/2/20 (Canada)	40,000	40,000
Royal Bank of Canada sr. unsec. unsub. notes Ser. GMTN, 2.80%, 4/29/22 (Canada)	2,000	2,054
Royal Bank of Canada unsec. sub. notes Ser. GMTN, 4.65%, 1/27/26 (Canada)	22,000	25,445
Service Properties Trust sr. unsec. notes 4.375%, 2/15/30(R)	16,000	16,229
Skandinaviska Enskilda Banken AB 144A sr. unsec. unsub. notes 2.625%, 11/17/20 (Sweden)	270,000	272,236
Springleaf Finance Corp. company guaranty sr. unsec. sub. notes 7.125%, 3/15/26	15,000	16,650
Springleaf Finance Corp. company guaranty sr. unsec. sub. notes 6.625%, 1/15/28	10,000	10,975
Springleaf Finance Corp. company guaranty sr. unsec. unsub. notes 6.875%, 3/15/25	30,000	33,000
Springleaf Finance Corp. company guaranty sr. unsec. unsub. notes 5.375%, 11/15/29	20,000	20,426
Starwood Property Trust, Inc. sr. unsec. notes 4.75%, 3/15/25(R)	45,000	45,900
Swiss Re Treasury US Corp. 144A company guaranty sr. unsec. notes 4.25%, 12/6/42	43,000	55,266
Taylor Morrison Communities, Inc. 144A sr. unsec. notes 5.75%, 1/15/28	10,000	11,049
Toronto-Dominion Bank (The) unsec. sub. FRB 3.625%, 9/15/31 (Canada)	31,000	33,770
Truist Financial Corp. jr. unsec. sub. FRB Ser. N, 4.80%, 12/31/99	20,000	20,146
U.S. Bancorp sr. unsec. unsub. notes Ser. V, 2.625%, 1/24/22	4,000	4,095
UBS AG/London 144A sr. unsec. notes 2.20%, 6/8/20 (United Kingdom)	200,000	200,270
UBS Group Funding (Switzerland) AG 144A company guaranty sr. unsec. notes 3.491%, 5/23/23 (Switzerland)	200,000	207,876
USIS Merger Sub, Inc. 144A sr. unsec. notes 6.875%, 5/1/25	55,000	54,746
Wells Fargo & Co. jr. unsec. sub. FRB Ser. U, 5.875%, perpetual maturity	27,000	29,666
Wells Fargo & Co. sr. unsec. notes Ser. GMTN, 2.60%, 7/22/20	52,000	52,189
Westpac Banking Corp. sr. unsec. unsub. notes 2.15%, 3/6/20 (Australia)	150,000	150,010
Westpac Banking Corp. unsec. sub. bonds 4.421%, 7/24/39 (Australia)	10,000	11,768
Willis Towers Watson PLC company guaranty sr. unsec. unsub. notes 5.75%, 3/15/21	25,000	26,027

		5,451,057
Health care (2.0%)
AbbVie, Inc. 144A sr. unsec. notes 3.20%, 11/21/29	90,000	94,930
Air Medical Merger Sub Corp. 144A sr. unsec. notes 6.375%, 5/15/23	10,000	9,650
Allergan Funding SCS company guaranty sr. unsec. notes 3.45%, 3/15/22 (Luxembourg)	12,000	12,433
Allergan Funding SCS company guaranty sr. unsec. unsub. notes 3.80%, 3/15/25 (Luxembourg)	11,000	12,021
Amgen, Inc. sr. unsec. bonds 4.663%, 6/15/51	34,000	42,097
Amgen, Inc. sr. unsec. unsub. notes 2.60%, 8/19/26	50,000	52,902
ASP AMC Merger Sub, Inc. 144A sr. unsec. notes 8.00%, 5/15/25	50,000	32,625
Bausch Health Americas, Inc. 144A sr. unsec. notes 8.50%, 1/31/27	45,000	49,500
Bausch Health Cos., Inc. 144A company guaranty sr. notes 5.50%, 11/1/25	30,000	30,887
Bausch Health Cos., Inc. 144A company guaranty sr. unsec. bonds 5.25%, 1/30/30	10,000	9,900
Bausch Health Cos., Inc. 144A company guaranty sr. unsec. notes 7.25%, 5/30/29	20,000	22,000
Bausch Health Cos., Inc. 144A company guaranty sr. unsec. notes 7.00%, 1/15/28	10,000	10,701
Bausch Health Cos., Inc. 144A company guaranty sr. unsec. notes 6.125%, 4/15/25	65,000	66,281
Bausch Health Cos., Inc. 144A company guaranty sr. unsec. notes 5.00%, 1/30/28	10,000	9,888
Bristol-Myers Squibb Co. 144A sr. unsec. bonds 3.40%, 7/26/29	10,000	11,218
Centene Corp. sr. unsec. unsub. notes 4.75%, 5/15/22	15,000	15,183
Centene Corp. 144A sr. unsec. bonds 4.625%, 12/15/29	50,000	53,500
Centene Corp. 144A sr. unsec. notes 5.375%, 8/15/26	15,000	15,750
Centene Corp. 144A sr. unsec. notes 5.25%, 4/1/25	20,000	20,550
Centene Escrow I Corp. 144A sr. unsec. notes 5.375%, 6/1/26	20,000	21,007
CHS/Community Health Systems, Inc. company guaranty sr. notes 6.25%, 3/31/23	65,000	64,513
CHS/Community Health Systems, Inc. 144A company guaranty sr. notes 8.00%, 3/15/26	20,000	20,654
CHS/Community Health Systems, Inc. 144A company guaranty sub. notes 8.125%, 6/30/24	1,000	915
CHS/Community Health Systems, Inc. 144A sr. notes 6.625%, 2/15/25	30,000	30,600
Cigna Corp. company guaranty sr. unsec. unsub. notes 3.75%, 7/15/23	42,000	44,779
CVS Health Corp. sr. unsec. unsub. notes 4.78%, 3/25/38	28,000	32,939
CVS Health Corp. sr. unsec. unsub. notes 3.70%, 3/9/23	43,000	45,425
DH Europe Finance II Sarl company guaranty sr. unsec. bonds 3.40%, 11/15/49 (Luxembourg)	10,000	11,015
Elanco Animal Health, Inc. sr. unsec. notes Ser. WI, 5.65%, 8/28/28	25,000	28,653
Envision Healthcare Corp. 144A company guaranty sr. unsec. notes 8.75%, 10/15/26	20,000	10,586
HCA, Inc. company guaranty sr. bonds 5.25%, 6/15/26	50,000	57,168
HCA, Inc. company guaranty sr. notes 4.125%, 6/15/29	30,000	32,919
HCA, Inc. company guaranty sr. sub. bonds 5.50%, 6/15/47	12,000	14,242
HCA, Inc. company guaranty sr. unsec. notes 5.375%, 9/1/26	60,000	66,492
HCA, Inc. company guaranty sr. unsec. notes 3.50%, 9/1/30	10,000	9,796
Hologic, Inc. 144A company guaranty sr. unsec. notes 4.375%, 10/15/25	20,000	20,369
Mallinckrodt International Finance SA/Mallinckrodt CB, LLC 144A company guaranty sub. notes 10.00%, 4/15/25 (Luxembourg)	12,000	9,720
Merck & Co., Inc. sr. unsec. unsub. notes 3.70%, 2/10/45	25,000	29,638
Molina Healthcare, Inc. company guaranty sr. unsec. notes 5.375%, 11/15/22	25,000	26,018
Molina Healthcare, Inc. 144A company guaranty sr. unsec. notes 4.875%, 6/15/25	20,000	20,300
Novartis Capital Corp. company guaranty sr. unsec. unsub. bonds 4.00%, 11/20/45	43,000	53,676
Ortho-Clinical Diagnostics, Inc./Ortho-Clinical Diagnostics SA 144A sr. unsec. notes 7.25%, 2/1/28	10,000	9,825
Pfizer, Inc. sr. unsec. unsub. notes 3.00%, 12/15/26	22,000	23,957
Service Corp. International sr. unsec. bonds 5.125%, 6/1/29	30,000	32,438
Service Corp. International sr. unsec. notes 4.625%, 12/15/27	20,000	20,950
Service Corp. International sr. unsec. unsub. notes 5.375%, 5/15/24	25,000	25,469
Shire Acquisitions Investments Ireland DAC company guaranty sr. unsec. unsub. notes 3.20%, 9/23/26 (Ireland)	24,000	25,664
Shire Acquisitions Investments Ireland DAC company guaranty sr. unsec. unsub. notes 2.875%, 9/23/23 (Ireland)	19,000	19,724
Tenet Healthcare Corp. company guaranty sr. notes 4.625%, 7/15/24	20,000	20,000
Tenet Healthcare Corp. sr. unsec. notes 8.125%, 4/1/22	50,000	54,173
Tenet Healthcare Corp. 144A company guaranty notes 6.25%, 2/1/27	20,000	20,950
Tenet Healthcare Corp. 144A company guaranty sr. notes 5.125%, 11/1/27	45,000	46,744
Tenet Healthcare Corp. 144A company guaranty sr. notes 4.875%, 1/1/26	65,000	66,219
UnitedHealth Group, Inc. sr. unsec. unsub. notes 3.85%, 6/15/28	65,000	73,673
Zoetis, Inc. sr. unsec. notes 3.90%, 8/20/28	22,000	25,159

		1,688,385
Technology (1.8%)
Apple, Inc. sr. unsec. bonds 4.25%, 2/9/47	14,000	17,777
Apple, Inc. sr. unsec. notes 2.85%, 5/6/21	50,000	50,868
Apple, Inc. sr. unsec. unsub. notes 4.375%, 5/13/45	20,000	25,544
Apple, Inc. sr. unsec. unsub. notes 3.85%, 5/4/43	54,000	64,269
Apple, Inc. sr. unsec. unsub. notes 2.00%, 5/6/20	15,000	15,010
Banff Merger Sub, Inc. 144A sr. unsec. notes 9.75%, 9/1/26	65,000	65,322
Broadcom Corp./Broadcom Cayman Finance, Ltd. company guaranty sr. unsec. unsub. notes 3.875%, 1/15/27	33,000	34,491
Broadcom Corp./Broadcom Cayman Finance, Ltd. company guaranty sr. unsec. unsub. notes 3.50%, 1/15/28	50,000	51,448
Cisco Systems, Inc. sr. unsec. unsub. bonds 5.90%, 2/15/39	5,000	7,440
Cisco Systems, Inc. sr. unsec. unsub. notes 2.50%, 9/20/26	22,000	23,240
Cisco Systems, Inc. sr. unsec. unsub. notes 2.20%, 2/28/21	84,000	84,555
CommScope Finance, LLC 144A sr. notes 6.00%, 3/1/26	15,000	15,396
CommScope Finance, LLC 144A sr. notes 5.50%, 3/1/24	10,000	10,176
Diamond 1 Finance Corp./Diamond 2 Finance Corp. 144A company guaranty sr. notes 6.02%, 6/15/26	131,000	153,535
Diamond 1 Finance Corp./Diamond 2 Finance Corp. 144A sr. bonds 8.35%, 7/15/46	9,000	12,264
Dun & Bradstreet Corp. (The) 144A sr. notes 6.875%, 8/15/26	20,000	21,355
Fidelity National Information Services, Inc. sr. unsec. notes 3.75%, 5/21/29	36,000	40,602
Fidelity National Information Services, Inc. sr. unsec. notes 3.00%, 8/15/26	8,000	8,550
Fidelity National Information Services, Inc. sr. unsec. sub. notes Ser. 10Y, 4.25%, 5/15/28	11,000	12,709
Fiserv, Inc. sr. unsec. sub. bonds 4.20%, 10/1/28	32,000	36,666
Inception Merger Sub, Inc./Rackspace Hosting, Inc. 144A sr. unsec. notes 8.625%, 11/15/24	2,000	1,915
Infor US, Inc. company guaranty sr. unsec. notes 6.50%, 5/15/22	15,000	15,022
Microchip Technology, Inc. company guaranty sr. notes 4.333%, 6/1/23	55,000	59,379
Microsoft Corp. sr. unsec. unsub. notes 3.70%, 8/8/46	96,000	116,562
Microsoft Corp. sr. unsec. unsub. notes 2.40%, 2/6/22	10,000	10,224
Microsoft Corp. sr. unsec. unsub. notes 1.55%, 8/8/21	82,000	82,402
Oracle Corp. sr. unsec. unsub. bonds 4.00%, 11/15/47	20,000	24,208
Oracle Corp. sr. unsec. unsub. notes 2.65%, 7/15/26	65,000	68,640
Plantronics, Inc. 144A company guaranty sr. unsec. notes 5.50%, 5/31/23	55,000	50,051
Qorvo, Inc. company guaranty sr. unsec. unsub. notes 5.50%, 7/15/26	30,000	30,990
Salesforce.com, Inc. sr. unsec. unsub. notes 3.70%, 4/11/28	61,000	68,981
Solera, LLC / Solera Finance, Inc. 144A sr. unsec. notes 10.50%, 3/1/24	30,000	31,718
SS&C Technologies, Inc. 144A company guaranty sr. unsec. notes 5.50%, 9/30/27	50,000	52,625
Tempo Acquisition, LLC/Tempo Acquisition Finance Corp. 144A sr. unsec. notes 6.75%, 6/1/25	95,000	94,555
TTM Technologies, Inc. 144A company guaranty sr. unsec. notes 5.625%, 10/1/25	40,000	40,800
VMware, Inc. sr. unsec. notes 3.90%, 8/21/27	7,000	7,534
Western Digital Corp. company guaranty sr. unsec. notes 4.75%, 2/15/26	36,000	37,170

		1,543,993
Transportation (0.1%)
Penske Truck Leasing Co. LP/PTL Finance Corp. 144A sr. unsec. bonds 3.40%, 11/15/26	12,000	12,843
Penske Truck Leasing Co. LP/PTL Finance Corp. 144A sr. unsec. notes 3.90%, 2/1/24	11,000	11,872
Watco Cos., LLC/Watco Finance Corp. 144A company guaranty sr. unsec. notes 6.375%, 4/1/23	40,000	40,300

		65,015
Utilities and power (1.4%)
AES Corp./Virginia (The) sr. unsec. unsub. notes 5.50%, 4/15/25	140,000	142,975
AES Corp./Virginia (The) sr. unsec. unsub. notes 5.125%, 9/1/27	40,000	41,552
AES Corp./Virginia (The) sr. unsec. unsub. notes 4.50%, 3/15/23	20,000	19,900
American Electric Power Co., Inc. sr. unsec. unsub. notes Ser. J, 4.30%, 12/1/28	29,000	33,734
American Transmission Systems, Inc. 144A sr. unsec. unsub. bonds 5.00%, 9/1/44	49,000	65,377
Buckeye Partners LP sr. unsec. bonds 5.85%, 11/15/43	10,000	9,200
Buckeye Partners LP sr. unsec. notes 3.95%, 12/1/26	5,000	4,750
Buckeye Partners LP 144A sr. unsec. notes 4.50%, 3/1/28	10,000	9,706
Buckeye Partners LP 144A sr. unsec. notes 4.125%, 3/1/25	5,000	4,988
Calpine Corp. 144A company guaranty sr. notes 5.25%, 6/1/26	25,000	24,785
Calpine Corp. 144A company guaranty sr. notes 4.50%, 2/15/28	35,000	33,572
Duke Energy Corp. sr. unsec. bonds 4.20%, 6/15/49	10,000	11,835
Duke Energy Corp. sr. unsec. notes 3.15%, 8/15/27	29,000	31,108
Duke Energy Ohio, Inc. sr. bonds 3.65%, 2/1/29	22,000	24,868
El Paso Natural Gas Co., LLC company guaranty sr. unsec. unsub. notes 8.375%, 6/15/32	20,000	28,973
Enbridge, Inc. company guaranty sr. unsec. unsub. bonds 4.50%, 6/10/44 (Canada)	10,000	11,529
Enbridge, Inc. sr. unsec. unsub. bonds 4.25%, 12/1/26 (Canada)	28,000	31,302
Enterprise Products Operating, LLC company guaranty sr. unsec. unsub. bonds 4.25%, 2/15/48	47,000	50,310
FirstEnergy Transmission, LLC 144A sr. unsec. unsub. notes 5.45%, 7/15/44	70,000	95,822
IPALCO Enterprises, Inc. sr. sub. notes 3.70%, 9/1/24	25,000	26,365
Kinder Morgan Energy Partners LP company guaranty sr. unsec. notes 5.40%, 9/1/44	17,000	19,707
Kinder Morgan Energy Partners LP company guaranty sr. unsec. unsub. notes 3.45%, 2/15/23	32,000	33,387
Kinder Morgan, Inc. company guaranty sr. unsec. unsub. notes 3.15%, 1/15/23	43,000	44,578
NRG Energy, Inc. company guaranty sr. unsec. notes 7.25%, 5/15/26	5,000	5,306
NRG Energy, Inc. company guaranty sr. unsec. notes 6.625%, 1/15/27	5,000	5,213
NRG Energy, Inc. company guaranty sr. unsec. notes 5.75%, 1/15/28	15,000	15,582
NRG Energy, Inc. 144A company guaranty sr. bonds 4.45%, 6/15/29	59,000	63,697
NRG Energy, Inc. 144A company guaranty sr. notes 3.75%, 6/15/24	55,000	57,656
NRG Energy, Inc. 144A sr. unsec. bonds 5.25%, 6/15/29	30,000	31,182
Oncor Electric Delivery Co., LLC sr. notes 3.75%, 4/1/45	46,000	55,212
Vistra Energy Corp. 144A company guaranty sr. unsec. notes 8.125%, 1/30/26	25,000	26,500
Vistra Operations Co., LLC 144A company guaranty sr. unsec. notes 5.00%, 7/31/27	15,000	15,150
Vistra Operations Co., LLC 144A sr. bonds 4.30%, 7/15/29	24,000	24,741
Vistra Operations Co., LLC 144A sr. notes 3.55%, 7/15/24	21,000	21,667
Vistra Operations Co., LLC 144A sr. unsec. notes 5.625%, 2/15/27	20,000	20,500
Vistra Operations Co., LLC 144A sr. unsec. notes 5.50%, 9/1/26	20,000	20,232

		1,162,961

Total corporate bonds and notes (cost $22,169,950)		$23,032,524

U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS (10.3%)(a)
	Principal amount	Value
U.S. Government Guaranteed Mortgage Obligations (2.5%)
Government National Mortgage Association Pass-Through Certificates 3.50%, TBA, 3/1/50	$2,000,000	$2,072,188

		2,072,188
U.S. Government Agency Mortgage Obligations (7.8%)
Federal Home Loan Mortgage Corporation Pass-Through Certificates
3.50%, 10/1/25(i)	129,407	135,573
3.00%, 5/1/30(i)	159,783	166,192
Federal National Mortgage Association Pass-Through Certificates
4.00%, with due dates from 5/1/49 to 1/1/57	948,855	1,009,622
Uniform Mortgage-Backed Securities
6.00%, TBA, 3/1/49	1,000,000	1,108,164
4.00%, TBA, 3/1/50	2,000,000	2,106,562
3.00%, TBA, 3/1/50	1,000,000	1,029,922
3.00%, TBA, 3/1/34	1,000,000	1,035,781

		6,591,816

Total U.S. government and agency mortgage obligations (cost $8,582,742) $8,664,004

MORTGAGE-BACKED SECURITIES (3.4%)(a)
	Principal amount	Value
Agency collateralized mortgage obligations (0.2%)
Federal Home Loan Mortgage Corporation REMICs IFB Ser. 3829, Class AS, IO, ((-1 x 1 Month US LIBOR) + 6.95%), 5.292%, 3/15/41	$116,135	$22,076
Government National Mortgage Association
Ser. 17-162, Class QI, IO, 5.00%, 10/20/47	124,147	24,209
IFB Ser. 13-99, Class AS, IO, ((-1 x 1 Month US LIBOR) + 6.05%), 4.403%, 6/20/43	238,120	50,669
Ser. 16-123, Class LI, IO, 3.50%, 3/20/44	229,869	22,088
Ser. 17-H22, Class EI, IO, 2.797%, 10/20/67(WAC)	281,911	29,601
Ser. 15-H26, Class DI, IO, 1.985%, 10/20/65(WAC)	272,477	24,481

		173,124
Commercial mortgage-backed securities (1.9%)
Citigroup Commercial Mortgage Trust
FRB Ser. 13-GC17, Class C, 5.11%, 11/10/46(WAC)	17,000	18,656
FRB Ser. 14-GC19, Class XA, IO, 1.151%, 3/10/47(WAC)	992,550	39,276
Citigroup Commercial Mortgage Trust 144A
FRB Ser. 14-GC19, Class D, 5.092%, 3/10/47(WAC)	13,000	14,239
FRB Ser. 12-GC8, Class XA, IO, 1.769%, 9/10/45(WAC)	616,992	20,796
COMM Mortgage Trust
FRB Ser. 12-LC4, Class C, 5.537%, 12/10/44(WAC)	33,000	34,255
FRB Ser. 14-CR17, Class C, 4.784%, 5/10/47(WAC)	37,000	40,125
FRB Ser. 14-UBS6, Class C, 4.447%, 12/10/47(WAC)	51,000	53,630
FRB Ser. 14-LC15, Class XA, IO, 1.096%, 4/10/47(WAC)	1,431,745	54,116
FRB Ser. 13-CR11, Class XA, IO, 0.928%, 8/10/50(WAC)	633,398	18,636
FRB Ser. 14-UBS6, Class XA, IO, 0.892%, 12/10/47(WAC)	1,275,228	45,291
CSMC Trust FRB Ser. 16-NXSR, Class C, 4.359%, 12/15/49(WAC)	125,000	136,002
DBUBS Mortgage Trust 144A FRB Ser. 11-LC3A, Class D, 5.334%, 8/10/44(WAC)	100,000	102,485
Federal Home Loan Mortgage Corporation
Multifamily Structured Pass-Through Certificates FRB Ser. K104, Class XAM, IO, 1.384%, 1/25/30	159,000	18,553
Multifamily Structured Pass-Through Certificates FRB Ser. K087, Class X1, IO, 0.363%, 12/25/28(WAC)	803,432	24,973
GS Mortgage Securities Trust FRB Ser. 14-GC22, Class XA, IO, 0.985%, 6/10/47(WAC)	1,739,526	49,643
JPMBB Commercial Mortgage Securities Trust
FRB Ser. 14-C22, Class C, 4.554%, 9/15/47(WAC)	118,000	119,399
FRB Ser. 14-C22, Class XA, IO, 0.835%, 9/15/47(WAC)	3,095,033	99,005
LSTAR Commercial Mortgage Trust 144A FRB Ser. 15-3, Class B, 3.149%, 4/20/48(WAC)	147,000	150,136
Morgan Stanley Bank of America Merrill Lynch Trust
FRB Ser. 14-C14, Class C, 4.934%, 2/15/47(WAC)	23,000	25,166
FRB Ser. 14-C17, Class C, 4.498%, 8/15/47(WAC)	44,000	46,236
FRB Ser. 14-C17, Class XA, IO, 1.108%, 8/15/47(WAC)	537,738	19,593
FRB Ser. 13-C12, Class XA, IO, 0.603%, 10/15/46(WAC)	700,916	12,677
Morgan Stanley Bank of America Merrill Lynch Trust 144A FRB Ser. 12-C5, Class E, 4.677%, 8/15/45(WAC)	28,000	29,252
Morgan Stanley Capital I Trust 144A Ser. 12-C4, Class C, 5.419%, 3/15/45(WAC)	100,000	104,353
UBS-Barclays Commercial Mortgage Trust 144A FRB Ser. 12-C2, Class D, 4.891%, 5/10/63(WAC)	48,000	48,856
Wells Fargo Commercial Mortgage Trust FRB Ser. 13-LC12, Class C, 4.285%, 7/15/46(WAC)	45,000	46,654
WF-RBS Commercial Mortgage Trust
FRB Ser. 13-C16, Class AS, 4.668%, 9/15/46(WAC)	33,000	36,057
Ser. 13-UBS1, Class AS, 4.306%, 3/15/46(WAC)	48,000	52,019
WF-RBS Commercial Mortgage Trust 144A
FRB Ser. 11-C3, Class D, 5.68%, 3/15/44(WAC)	47,000	39,818
FRB Ser. 12-C6, Class D, 5.579%, 4/15/45(WAC)	25,000	26,471
FRB Ser. 11-C5, Class XA, IO, 1.687%, 11/15/44(WAC)	883,221	17,007
FRB Ser. 12-C10, Class XA, IO, 1.537%, 12/15/45(WAC)	781,937	27,940

		1,571,315
Residential mortgage-backed securities (non-agency) (1.3%)
Citigroup Mortgage Loan Trust, Inc. FRB Ser. 05-2, Class 1A2A, 4.36%, 5/25/35(WAC)	40,328	41,814
Countrywide Alternative Loan Trust
FRB Ser. 06-OA7, Class 1A2, (1 Month US LIBOR + 0.94%), 2.993%, 6/25/46	151,105	140,287
FRB Ser. 07-OH1, Class A1D, (1 Month US LIBOR + 0.21%), 1.837%, 4/25/47	25,287	21,347
Federal Home Loan Mortgage Corporation 144A
Structured Agency Credit Risk Trust FRB Ser. 19-DNA1, Class M2, (1 Month US LIBOR + 2.65%), 4.277%, 1/25/49	10,000	10,106
Structured Agency Credit Risk Trust FRB Ser. 19-HQA1, Class M2, (1 Month US LIBOR + 2.35%), 3.977%, 2/25/49	10,000	10,121
Structured Agency Credit Risk Trust REMICs FRB Ser. 20-HQA1, Class M2, (1 Month US LIBOR + 1.90%), 3.735%, 1/25/50	17,000	17,049
Federal National Mortgage Association
Connecticut Avenue Securities FRB Ser. 16-C01, Class 2M2, (1 Month US LIBOR + 6.95%), 8.577%, 8/25/28	32,239	34,936
Connecticut Avenue Securities FRB Ser. 16-C02, Class 1M2, (1 Month US LIBOR + 6.00%), 7.627%, 9/25/28	85,328	91,978
Connecticut Avenue Securities FRB Ser. 15-C04, Class 1M2, (1 Month US LIBOR + 5.70%), 7.327%, 4/25/28	140,545	156,038
Connecticut Avenue Securities FRB Ser. 15-C03, Class 2M2, (1 Month US LIBOR + 5.00%), 6.627%, 7/25/25	33,162	35,219
Connecticut Avenue Securities FRB Ser. 14-C04, Class 1M2, (1 Month US LIBOR + 4.90%), 6.527%, 11/25/24	19,428	21,487
Connecticut Avenue Securities FRB Ser. 16-C04, Class 1M2, (1 Month US LIBOR + 4.25%), 5.877%, 1/25/29	47,503	49,750
Connecticut Avenue Securities FRB Ser. 15-C02, Class 1M2, (1 Month US LIBOR + 4.00%), 5.627%, 5/25/25	8,279	8,846
Connecticut Avenue Securities FRB Ser. 14-C02, Class 1M2, (1 Month US LIBOR + 2.60%), 4.227%, 5/25/24	30,429	31,746
Connecticut Avenue Securities FRB Ser. 18-C01, Class 1M2, (1 Month US LIBOR + 2.25%), 3.877%, 7/25/30	10,000	10,133
Connecticut Avenue Securities FRB Ser. 17-C01, Class 1EB1, (1 Month US LIBOR + 1.25%), 2.877%, 7/25/29	10,000	9,957
Federal National Mortgage Association 144A
Connecticut Avenue Securities Trust FRB Ser. 19-R02, Class 1M2, (1 Month US LIBOR + 2.30%), 3.927%, 8/25/31	14,646	14,741
Connecticut Avenue Securities Trust FRB Ser. 19-HRP1, Class M2, (1 Month US LIBOR + 2.15%), 3.811%, 11/25/39	36,165	36,434
Connecticut Avenue Securities Trust FRB Ser. 19-R04, Class 2M2, (1 Month US LIBOR + 2.10%), 3.727%, 6/25/39	70,000	70,729
GSAA Trust FRB Ser. 07-6, Class 1A1, (1 Month US LIBOR + 0.12%), 1.747%, 5/25/47	25,547	19,373
Merrill Lynch Mortgage Investors Trust FRB Ser. 05-A2, Class A2, 3.732%, 2/25/35(WAC)	17,034	18,044
Morgan Stanley Resecuritization Trust 144A Ser. 15-R4, Class CB1, 2.485%, 8/26/47(WAC)	80,000	79,381
Structured Asset Investment Loan Trust FRB Ser. 04-10, Class A10, (1 Month US LIBOR + 0.90%), 2.527%, 11/25/34	65,976	66,065
Structured Asset Mortgage Investments II Trust FRB Ser. 07-AR7, Class 1A1, (1 Month US LIBOR + 0.85%), 2.477%, 5/25/47	50,671	43,546
WaMu Mortgage Pass-Through Certificates Trust
FRB Ser. 05-AR10, Class 1A3, 4.129%, 9/25/35(WAC)	19,865	20,251
FRB Ser. 05-AR12, Class 1A8, 3.87%, 10/25/35(WAC)	78,053	79,720

		1,139,098

Total mortgage-backed securities (cost $2,868,213)		$2,883,537

COMMODITY LINKED NOTES (3.0%)(a)(CLN)
	Principal amount	Value
Citigroup Global Markets Holdings, Inc. sr. notes Ser. N, 1-month LIBOR less 0.15%, 2020 (Indexed to the S&P GSCI 3 Month Forward Total Return Index multiplied by 3)	$1,275,000	$874,753
Goldman Sachs International 144A notes zero %, 2021 (Indexed to the S&P GSCI Excess Return Index multiplied by 3)	1,763,000	1,197,312
Bank of America Corp. notes, 1-month LIBOR less 0.11%, 2020 (Indexed to the S&P GSCI Total Return Index multiplied by 3)	417,000	216,379
Bank of America Corp. sr. notes, 1-month LIBOR less 0.16%, 2020 (Indexed to the S&P GSCI Total Return Index multiplied by 3)	401,000	215,114

Total commodity linked notes (cost $3,856,000)		$2,503,558

PURCHASED OPTIONS OUTSTANDING (1.7%)(a)
Counterparty	Expiration date/ strike price	Notional amount		Contract amount	Value
Bank of America N.A.
SPDR S&P 500 ETF Trust (Put)	Nov-20/$265.00	$4,049,578		$13,669	$185,624
SPDR S&P 500 ETF Trust (Put)	Oct-20/255.00	4,368,354		14,745	149,934
Barclays Bank PLC
GBP/USD (Call)	Apr-20/1.34	521,162	GBP	406,475	272
Citibank, N.A.
GBP/USD (Call)	Apr-20/1.34	521,162	GBP	406,475	342
SPDR S&P 500 ETF Trust (Put)	Jan-21/290.00	4,466,712		$15,077	345,508
SPDR S&P 500 ETF Trust (Put)	Feb-21/290.00	4,528,927		15,287	333,625
Goldman Sachs International
EUR/NOK (Put)	Apr-20/NOK 9.60	805,773	EUR	729,900	1
HSBC Bank USA, National Association
EUR/USD (Put)	Mar-20/1.09	527,550	EUR	477,875	1,202
JPMorgan Chase Bank N.A.
SPDR S&P 500 ETF Trust (Put)	Dec-20/275.00	4,281,846		$14,453	248,572
SPDR S&P 500 ETF Trust (Put)	Sep-20/255.00	4,578,106		15,453	147,558
USD/JPY (Put)	Apr-20/JPY 107.00	1,345,850		1,345,850	14,136
USD/JPY (Put)	Apr-20/JPY 101.00	1,345,850		1,345,850	2,497
UBS AG
EUR/USD (Put)	Apr-20/1.09	527,550	EUR	477,875	1,436
GBP/USD (Call)	Apr-20/1.34	521,162	GBP	406,475	342
USD/JPY (Put)	Apr-20/JPY 107.00	1,345,850		$1,345,850	13,219
USD/JPY (Put)	Apr-20/JPY 101.00	1,345,850		1,345,850	2,176

Total purchased options outstanding (cost $754,162)					$1,446,444

FOREIGN GOVERNMENT AND AGENCY BONDS AND NOTES (1.0%)(a)
		Principal amount	Value
Brazil (Federal Republic of) sr. unsec. unsub. bonds 5.625%, 1/7/41 (Brazil)		$100,000	$117,626
Dominican (Republic of) sr. unsec. unsub. notes Ser. REGS, 5.95%, 1/25/27 (Dominican Republic)		117,000	128,115
Indonesia (Republic of) sr. unsec. unsub. notes Ser. REGS, 4.75%, 1/8/26 (Indonesia)		200,000	223,996
Ivory Coast (Republic of) sr. unsec. unsub. bonds Ser. REGS, 5.25%, 3/22/30 (Ivory Coast)	EUR	100,000	113,361
Mexico (Government of) sr. unsec. bonds 5.55%, 1/21/45 (Mexico)		$105,000	135,384
United Mexican States sr. unsec. notes 4.00%, 10/2/23 (Mexico)		60,000	63,946
Venezuela (Republic of) sr. unsec. notes 9.00%, 5/7/23 (Venezuela) (In default)(NON)		51,000	7,650
Venezuela (Republic of) sr. unsec. unsub. notes 8.25%, 10/13/24 (Venezuela) (In default)(NON)		82,000	12,300

Total foreign government and agency bonds and notes (cost $754,967)			$802,378

SENIOR LOANS (0.7%)(a)(c)
	Principal amount	Value
Brand Industrial Services, Inc. bank term loan FRN (BBA LIBOR USD 3 Month + 4.25%), 6.088%, 6/21/24	$73,125	$71,419
BWAY Corp. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.25%), 5.084%, 4/3/24	19,949	19,018
California Resources Corp. bank term loan FRN (BBA LIBOR USD 3 Month + 4.75%), 6.363%, 12/31/22	15,000	13,138
Clear Channel Outdoor Holdings, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.50%), 5.103%, 8/21/26	29,925	29,476
CPG International, Inc. bank term loan FRN (BBA LIBOR USD 3 Month + 3.75%), 5.933%, 5/5/24	9,495	9,400
Front Range BidCo, Inc. bank term loan FRN (1 Month US LIBOR + 3.00%), 4.668%, 2/21/27	15,000	14,638
FTS International, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 4.75%), 6.353%, 4/16/21	11,213	10,091
GFL Environmental, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 2.68%), 5.298%, 5/31/25	9,975	9,770
Jo-Ann Stores, LLC bank term loan FRN (BBA LIBOR USD 3 Month + 9.25%), 10.879%, 5/21/24	44,769	17,348
Jo-Ann Stores, LLC bank term loan FRN (BBA LIBOR USD 3 Month + 5.00%), 6.629%, 10/16/23	19,203	13,754
Navistar, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.50%), 5.16%, 11/6/24	93,051	91,888
Neiman Marcus Group, Ltd., LLC bank term loan FRN (BBA LIBOR USD 3 Month + 6.00%), 7.666%, 10/25/23	44,852	37,291
Rackspace Hosting, Inc. bank term loan FRN (BBA LIBOR USD 3 Month + 3.00%), 4.763%, 11/3/23	9,711	9,129
Revlon Consumer Products Corp. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.50%), 5.113%, 9/7/23	28,259	19,428
Robertshaw Holdings Corp. bank term loan FRN (BBA LIBOR USD 3 Month + 8.00%), 9.625%, 2/28/26	30,000	23,850
Robertshaw Holdings Corp. bank term loan FRN (BBA LIBOR USD 3 Month + 3.25%), 4.875%, 2/28/25	29,475	26,380
Solenis International LP bank term loan FRN (BBA LIBOR USD 3 Month + 4.00%), 5.613%, 6/26/25	14,962	14,650
Solenis International, LLC bank term loan FRN (BBA LIBOR USD 3 Month + 8.50%), 10.831%, 6/26/26	15,000	14,175
Solenis International, LLC bank term loan FRN (1 Month US LIBOR + 4.00%), 5.655%, 6/26/25	15,000	14,588
Staples, Inc. bank term loan FRN (BBA LIBOR USD 3 Month + 5.00%), 6.655%, 4/12/26	14,925	14,412
Titan Acquisition, Ltd. (United Kingdom) bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.00%), 4.603%, 3/28/25	48,914	46,383
Vertiv Group Corp. bank term loan FRN Ser. B, (1 Month US LIBOR + 3.00%), 4.655%, 3/2/27	70,000	69,584

Total senior loans (cost $655,291)		$589,810

ASSET-BACKED SECURITIES (0.5%)(a)
	Principal amount	Value
Mello Warehouse Securitization Trust 144A FRB Ser. 18-W1, Class A, (1 Month US LIBOR + 0.85%), 2.477%, 11/25/51	$24,667	$24,667
Station Place Securitization Trust 144A
FRB Ser. 19-11, Class A, (1 Month US LIBOR + 0.75%), 2.379%, 10/24/20	79,000	79,000
FRB Ser. 19-7, Class A, (1 Month US LIBOR + 0.70%), 2.329%, 9/24/20	83,000	83,000
FRB Ser. 19-3, Class A, (1 Month US LIBOR + 0.70%), 2.329%, 6/24/20	60,000	60,000
FRB Ser. 19-WL1, Class A, (1 Month US LIBOR + 0.65%), 2.277%, 8/25/52	31,333	31,333
FRB Ser. 20-2, Class A, (1 Month US LIBOR + 0.83%), zero %, 3/26/21	74,000	74,000
Towd Point Asset Trust 144A FRB Ser. 18-SL1, Class A, (1 Month US LIBOR + 0.60%), 2.227%, 1/25/46	90,320	90,045

Total asset-backed securities (cost $441,957)		$442,045

WARRANTS (0.5%)(a)(NON)
	Expiration date	Strike Price	Warrants	Value
Bank of Jiangsu Co., Ltd. 144A Class A (China)	9/7/20	$0.00	27,000	$24,570
Bank of Shanghai Co., Ltd. 144A (China)	12/2/20	0.00	45,667	56,170
China Resources Sanjiu Medical & Pharmaceutical Co., Ltd. 144A (China)	2/18/21	0.00	5,200	24,336
Gree Electric Appliances, Inc. of Zhuhai 144A (China)	8/24/20	0.00	7,600	64,220
HLA Corp., Ltd. 144A (China)	10/8/20	0.00	20,500	19,885
Kweichow Moutai Co., Ltd 144A Class A (China)	9/7/20	0.00	300	45,276
Sany Heavy Industry Co., Ltd. 144A (China)	12/21/20	0.00	20,600	51,294
Seazen Holdings Co., Ltd. 144A (China)	4/17/20	0.00	2,054	9,407
Shanghai Pudong Development Bank Co., Ltd. 144A (China)	11/11/20	0.00	35,500	55,025
Shenzhen Mindray Bio-Medical Electronics Co., Ltd. 144A (China)	11/11/20	0.00	1,600	54,608

Total warrants (cost $391,259)				$404,791

CONVERTIBLE PREFERRED STOCKS (0.1%)(a)
	Shares	Value
EPR Properties Ser. C, $1.438 cv. pfd.(R)	$1,550	$44,020
Nine Point Energy 6.75% cv. pfd.(F)	11	2,200

Total convertible preferred stocks (cost $45,286)		$46,220

PREFERRED STOCKS (—%)(a)
	Shares	Value
Telefonica Brasil S.A. $0.00 (Preference shares) (Brazil)	2,100	$25,067

Total preferred stocks (cost $28,196)		$25,067

CONVERTIBLE BONDS AND NOTES (—%)(a)
	Principal amount	Value
DISH Network Corp. cv. sr. unsec. notes 3.375%, 8/15/26	$20,000	$19,310
Oasis Petroleum, Inc. cv. sr. unsec. notes 2.625%, 9/15/23	8,000	5,437

Total convertible bonds and notes (cost $24,960)		$24,747

SHORT-TERM INVESTMENTS (11.5%)(a)
		Principal amount/ shares	Value
Putnam Short Term Investment Fund 1.74%(AFF)	Shares	5,962,104	$5,962,104
State Street Institutional U.S. Government Money Market Fund, Premier Class 1.53%(P)	Shares	840,000	840,000
U.S. Treasury Bills 1.574%, 5/21/20(SEG)(SEGCCS)		$1,225,000	1,221,539
U.S. Treasury Bills 1.564%, 6/11/20(SEG)(SEGCCS)		1,206,001	1,201,855
U.S. Treasury Bills 1.909%, 3/12/20(SEG)(SEGCCS)		301,001	300,877
U.S. Treasury Bills 1.562%, 6/4/20(SEG)(SEGCCS)		41,001	40,865
U.S. Treasury Bills 1.547%, 7/16/20(SEGCCS)		41,001	40,821
U.S. Treasury Bills 1.582%, 4/21/20(SEGCCS)		33,000	32,937

Total short-term investments (cost $9,639,010)			$9,640,998
TOTAL INVESTMENTS

Total investments (cost $87,219,883)			$92,199,664

	FORWARD CURRENCY CONTRACTS at 2/29/20 (aggregate face value $29,579,642) (Unaudited)
	Counterparty	Currency	Contract type*	Delivery date	Value	Aggregate face value	Unrealized appreciation/ (depreciation)
	Bank of America N.A.
		Australian Dollar	Buy	4/15/20	$232,066	$246,326	$(14,260)
		British Pound	Buy	3/18/20	65,931	66,618	(687)
		British Pound	Sell	3/18/20	65,931	66,937	1,006
		Canadian Dollar	Sell	4/15/20	81,730	83,377	1,647
		Chinese Yuan (Offshore)	Buy	5/20/20	132,812	132,281	531
		Euro	Sell	3/18/20	706,312	713,262	6,950
		Hong Kong Dollar	Sell	5/20/20	134,025	134,384	359
		Japanese Yen	Sell	5/20/20	477,980	472,660	(5,320)
		Mexican Peso	Buy	4/15/20	128,984	134,026	(5,042)
		Mexican Peso	Sell	4/15/20	129,443	133,035	3,592
		New Taiwan Dollar	Sell	5/20/20	132,365	132,503	138
		New Zealand Dollar	Buy	4/15/20	64,346	66,345	(1,999)
		Swedish Krona	Sell	3/18/20	265,189	268,686	3,497
	Barclays Bank PLC
		Australian Dollar	Sell	4/15/20	32,603	34,278	1,675
		British Pound	Buy	3/18/20	35,146	35,575	(429)
		Hong Kong Dollar	Sell	5/20/20	267,370	268,066	696
		New Zealand Dollar	Buy	4/15/20	100,990	101,102	(112)
		Norwegian Krone	Buy	3/18/20	95,517	95,791	(274)
		Norwegian Krone	Sell	3/18/20	95,517	100,937	5,420
		Russian Ruble	Buy	3/18/20	130,457	136,410	(5,953)
		Russian Ruble	Sell	3/18/20	130,457	132,731	2,274
		Swedish Krona	Sell	3/18/20	32,867	33,653	786
	Citibank, N.A.
		Danish Krone	Sell	3/18/20	61,797	62,424	627
		Japanese Yen	Sell	5/20/20	256,239	253,521	(2,718)
		Mexican Peso	Buy	4/15/20	64,618	67,083	(2,465)
		Mexican Peso	Sell	4/15/20	64,724	66,455	1,731
		New Zealand Dollar	Sell	4/15/20	127,879	132,385	4,506
		Norwegian Krone	Buy	3/18/20	64,032	65,653	(1,621)
		Norwegian Krone	Sell	3/18/20	64,032	64,212	180
	Credit Suisse International
		Australian Dollar	Buy	4/15/20	31,886	33,835	(1,949)
		Australian Dollar	Sell	4/15/20	32,277	32,581	304
		Euro	Buy	3/18/20	33,702	34,022	(320)
		Euro	Sell	3/18/20	33,702	33,297	(405)
	Goldman Sachs International
		Australian Dollar	Sell	4/15/20	8,282	8,768	486
		British Pound	Buy	3/18/20	111,467	113,176	(1,709)
		British Pound	Sell	3/18/20	111,467	112,824	1,357
		Chinese Yuan	Buy	5/20/20	132,813	132,327	486
		Japanese Yen	Sell	5/20/20	1,169,075	1,156,409	(12,666)
		New Taiwan Dollar	Buy	5/20/20	132,365	134,433	(2,068)
		New Taiwan Dollar	Sell	5/20/20	132,365	132,352	(13)
		New Zealand Dollar	Sell	4/15/20	63,471	67,371	3,900
		Norwegian Krone	Buy	3/18/20	195,563	198,866	(3,303)
		Russian Ruble	Buy	3/18/20	260,914	281,381	(20,467)
		Russian Ruble	Sell	3/18/20	260,914	265,908	4,994
		Russian Ruble	Buy	6/17/20	128,986	135,919	(6,933)
		Russian Ruble	Sell	6/17/20	128,986	132,040	3,054
		Swedish Krona	Sell	3/18/20	32,285	32,938	653
	HSBC Bank USA, National Association
		Australian Dollar	Sell	4/15/20	48,252	49,933	1,681
		British Pound	Buy	3/18/20	111,467	113,681	(2,214)
		British Pound	Sell	3/18/20	111,467	112,824	1,357
		Canadian Dollar	Sell	4/15/20	32,930	33,333	403
		Euro	Sell	3/18/20	1,321,682	1,335,313	13,631
		Hong Kong Dollar	Sell	5/20/20	201,012	201,497	485
		Japanese Yen	Sell	5/20/20	631,929	625,359	(6,570)
		Norwegian Krone	Buy	3/18/20	63,830	64,014	(184)
		Norwegian Krone	Sell	3/18/20	63,830	67,136	3,306
		Swedish Krona	Sell	3/18/20	134,354	134,330	(24)
	JPMorgan Chase Bank N.A.
		Australian Dollar	Buy	4/15/20	64,228	67,502	(3,274)
		British Pound	Buy	3/18/20	275,139	278,588	(3,449)
		Canadian Dollar	Buy	4/15/20	46,490	49,777	(3,287)
		Euro	Buy	3/18/20	6,411,390	6,472,816	(61,426)
		Japanese Yen	Buy	5/20/20	5,430,185	5,372,175	58,010
		New Zealand Dollar	Sell	4/15/20	136,071	141,824	5,753
		Norwegian Krone	Sell	3/18/20	8,205	5,962	(2,243)
		Singapore Dollar	Sell	5/20/20	202,772	208,685	5,913
		Swedish Krona	Sell	3/18/20	178,042	178,835	793
		Swiss Franc	Sell	3/18/20	428,635	421,135	(7,500)
	NatWest Markets PLC
		Australian Dollar	Buy	4/15/20	40,493	42,053	(1,560)
		British Pound	Buy	3/18/20	65,803	66,487	(684)
		British Pound	Sell	3/18/20	65,803	66,804	1,001
		Canadian Dollar	Sell	4/15/20	32,632	33,449	817
		Euro	Buy	3/18/20	66,521	67,313	(792)
		Euro	Sell	3/18/20	66,521	66,848	327
		Hong Kong Dollar	Buy	5/20/20	39,158	39,166	(8)
		Japanese Yen	Sell	5/20/20	273,540	270,521	(3,019)
		New Zealand Dollar	Buy	4/15/20	47,525	49,828	(2,303)
		Norwegian Krone	Buy	3/18/20	143,340	147,877	(4,537)
	State Street Bank and Trust Co.
		Australian Dollar	Sell	4/15/20	259,191	270,179	10,988
		British Pound	Sell	3/18/20	161,620	165,683	4,063
		Canadian Dollar	Sell	4/15/20	640,873	652,005	11,132
		Euro	Buy	3/18/20	130,831	138,343	(7,512)
		Hong Kong Dollar	Sell	5/20/20	268,037	268,722	685
		Israeli Shekel	Buy	4/16/20	7,570	7,576	(6)
		Japanese Yen	Sell	5/20/20	235,399	233,758	(1,641)
		New Zealand Dollar	Buy	4/15/20	181,469	189,550	(8,081)
		Norwegian Krone	Buy	3/18/20	369,897	375,027	(5,130)
		Swedish Krona	Sell	3/18/20	395,711	401,751	6,040
	Toronto-Dominion Bank
		Canadian Dollar	Sell	4/15/20	65,711	67,963	2,252
		Euro	Buy	3/18/20	33,371	33,705	(334)
		Euro	Sell	3/18/20	33,371	32,851	(520)
		Hong Kong Dollar	Sell	5/20/20	67,013	67,172	159
		Swedish Krona	Sell	3/18/20	66,797	67,610	813
	UBS AG
		Australian Dollar	Sell	4/15/20	202,202	214,397	12,195
		British Pound	Buy	3/18/20	65,931	66,705	(774)
		British Pound	Sell	3/18/20	65,931	67,227	1,296
		Euro	Sell	3/18/20	356,360	359,603	3,243
		Hong Kong Dollar	Sell	5/20/20	134,025	134,383	358
		Japanese Yen	Sell	5/20/20	16,159	15,985	(174)
		Mexican Peso	Buy	4/15/20	64,371	67,055	(2,684)
		Mexican Peso	Sell	4/15/20	64,719	66,411	1,692
		New Zealand Dollar	Buy	4/15/20	119,312	127,375	(8,063)
		Norwegian Krone	Buy	3/18/20	32,186	32,279	(93)
		Norwegian Krone	Sell	3/18/20	32,186	33,124	938
		Swedish Krona	Sell	3/18/20	99,436	100,289	853
	WestPac Banking Corp.
		British Pound	Buy	3/18/20	32,965	33,470	(505)
		British Pound	Sell	3/18/20	32,965	33,627	662
		Canadian Dollar	Buy	4/15/20	231,257	239,161	(7,904)
		Euro	Buy	3/18/20	66,963	67,555	(592)
		Euro	Sell	3/18/20	66,963	67,676	713
		Japanese Yen	Sell	5/20/20	664,971	657,746	(7,225)
		New Zealand Dollar	Buy	4/15/20	96,487	99,451	(2,964)

	Unrealized appreciation						202,408

	Unrealized (depreciation)						(247,989)

	Total						$(45,581)
*	The exchange currency for all contracts listed is the United States Dollar.

FUTURES CONTRACTS OUTSTANDING at 2/29/20 (Unaudited)
	Number of contracts	Notional amount	Value	Expiration date	Unrealized appreciation/ (depreciation)
Euro-Bobl 5 yr (Long)	18	$2,695,713	$2,695,714	Mar-20	$31,990
Euro-Bund 10 yr (Long)	19	3,722,232	3,722,233	Mar-20	113,437
Euro-Buxl 30 yr (Long)	10	2,426,261	2,426,262	Mar-20	181,911
Euro-Schatz 2 yr (Long)	16	1,983,842	1,983,843	Mar-20	6,272
Japanese Government Bond 10 yr (Long)	8	11,427,406	11,427,406	Mar-20	107,502
Russell 2000 Index E-Mini (Long)	16	1,181,145	1,179,920	Mar-20	(139,102)
S&P 500 Index E-Mini (Short)	41	6,056,151	6,049,755	Mar-20	291,260
U.K. Gilt 10 yr (Long)	18	3,124,856	3,124,856	Jun-20	30,191
U.S. Treasury Bond 30 yr (Long)	5	851,250	851,250	Jun-20	18,426
U.S. Treasury Bond Ultra 30 yr (Long)	7	1,452,500	1,452,500	Jun-20	32,828
U.S. Treasury Note 2 yr (Long)	14	3,056,594	3,056,594	Jun-20	15,820
U.S. Treasury Note 5 yr (Long)	24	2,946,000	2,946,000	Jun-20	27,633
U.S. Treasury Note 10 yr (Long)	28	3,773,000	3,773,000	Jun-20	48,281

Unrealized appreciation					905,551

Unrealized (depreciation)					(139,102)

Total					$766,449

WRITTEN OPTIONS OUTSTANDING at 2/29/20 (premiums $18,619) (Unaudited)
Counterparty	Expiration date/ strike price	Notional amount		Contract amount	Value
Bank of America N.A.
SPDR S&P 500 ETF Trust (Call)	Mar-20/$348.00	$5,330,014		$17,991	$363
HSBC Bank USA, National Association
EUR/USD (Call)	Mar-20/1.11	527,550	EUR	477,875	3,189
JPMorgan Chase Bank N.A.
USD/JPY (Put)	Apr-20/JPY 104.00	2,691,700		$2,691,700	11,447
UBS AG
EUR/USD (Call)	Apr-20/$1.12	527,550	EUR	477,875	2,442
USD/JPY (Put)	Apr-20/JPY 104.00	2,691,700		$2,691,700	10,253

Total					$27,694

	CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 2/29/20 (Unaudited)
	Notional amount		Value		Upfront premium received (paid)	Termination date	Payments made by fund	Payments received by fund	Unrealized appreciation/ (depreciation)
		$1,866,600	$24,654	(E)	$(476)	3/18/22	3 month USD-LIBOR-BBA — Quarterly	1.60% — Semiannually	$24,178
		5,303,100	70,043	(E)	(4,521)	3/18/22	1.60% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(74,565)
		755,600	137,945	(E)	391	3/18/50	3 month USD-LIBOR-BBA — Quarterly	2.00% — Semiannually	138,337
		122,400	22,346	(E)	(442)	3/18/50	2.00% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(22,788)
		23,236,900	1,469,153	(E)	173,645	3/18/30	3 month USD-LIBOR-BBA — Quarterly	1.75% — Semiannually	1,643,099
		3,934,500	248,759	(E)	(29,566)	3/18/30	1.75% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(278,505)
		1,207,800	40,240	(E)	3,461	3/18/25	3 month USD-LIBOR-BBA — Quarterly	1.625% — Semiannually	43,701
		1,313,700	43,769	(E)	(3,774)	3/18/25	1.625% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(47,542)

	Total				$138,718				$1,425,915
(E)	Extended effective date.

	OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 2/29/20 (Unaudited)
	Swap counterparty/ notional amount	Value	Upfront premium received (paid)	Termi- nation date	Payments received (paid) by fund	Total return received by or paid by fund	Unrealized appreciation/ (depreciation)
	Bank of America N.A.
	$13,254,452	$11,991,002	$—	6/20/23	(3 month USD-LIBOR-BBA plus 0.10%) — Quarterly	A basket (MLFCF15) of common stocks — Quarterly*	$(1,259,183)
	13,258,550	12,065,820	—	6/20/23	3 month USD-LIBOR-BBA minus 0.07% — Quarterly	Russell 1000 Total Return Index — Quarterly	1,208,732
	Barclays Bank PLC
	7,162	6,438	—	1/12/43	3.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 3.50% 30 year Fannie Mae pools — Monthly	(651)
	203,533	187,976	—	1/12/41	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(13,223)
	Citibank, N.A.
	4,500,538	4,246,651	—	11/25/20	(3 month USD-LIBOR-BBA plus 0.34%) — Quarterly	A basket (CGPUTQL2) of common stocks — Quarterly*	(252,006)
	3,895,931	3,694,979	—	11/25/20	3 month USD-LIBOR-BBA plus 0.09% — Quarterly	Russell 1000 Total Return Index — Quarterly	201,704
	Credit Suisse International
	16,569	14,964	—	1/12/45	3.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 3.50% 30 year Fannie Mae pools — Monthly	(1,424)
	JPMorgan Securities LLC
	203,533	187,976	—	1/12/41	(4.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	13,223

	Upfront premium received		—	Unrealized appreciation			1,423,659

	Upfront premium (paid)		—	Unrealized (depreciation)			(1,526,487)

		Total	$—			Total	$(102,828)
*	The 50 largest components, and any individual component greater than 1% of basket value, are shown below.

A BASKET (MLFCF15) OF COMMON STOCKS
Common stocks	Sector	Shares	Value	Percentage value
Apple, Inc.	Technology	2,167	$592,454	4.94%
Amazon.com, Inc.	Consumer cyclicals	259	487,808	4.07%
Alphabet, Inc. Class A	Technology	335	448,787	3.74%
Microsoft Corp.	Technology	2,203	356,949	2.98%
JPMorgan Chase & Co.	Financials	2,867	332,888	2.78%
Adobe, Inc.	Technology	759	261,878	2.18%
Verizon Communications, Inc.	Communication services	4,725	255,896	2.13%
Procter & Gamble Co. (The)	Consumer staples	2,223	251,680	2.10%
PayPal Holdings, Inc.	Consumer cyclicals	2,185	235,917	1.97%
Cisco Systems, Inc.	Technology	5,822	232,487	1.94%
Citigroup, Inc.	Financials	3,552	225,400	1.88%
Chevron Corp.	Energy	2,353	219,591	1.83%
Oracle Corp.	Technology	4,266	210,982	1.76%
Coca-Cola Co. (The)	Consumer staples	3,942	210,883	1.76%
Qualcomm, Inc.	Technology	2,677	209,582	1.75%
Comcast Corp. Class A	Communication services	4,730	191,218	1.59%
Medtronic PLC	Health care	1,695	170,671	1.42%
Johnson & Johnson	Health care	1,203	161,800	1.35%
PepsiCo, Inc.	Consumer staples	1,153	152,276	1.27%
Lockheed Martin Corp.	Capital goods	379	140,151	1.17%
Honeywell International, Inc.	Capital goods	821	133,191	1.11%
Intuit, Inc.	Technology	494	131,372	1.10%
Merck & Co., Inc.	Health care	1,708	130,768	1.09%
Amgen, Inc.	Health care	622	124,251	1.04%
Northrop Grumman Corp.	Capital goods	363	119,467	1.00%
Starbucks Corp.	Consumer staples	1,504	117,954	0.98%
Booking Holdings, Inc.	Consumer cyclicals	68	115,906	0.97%
Mondelez International, Inc. Class A	Consumer staples	2,010	106,118	0.88%
S&P Global, Inc.	Consumer cyclicals	381	101,275	0.84%
Abbott Laboratories	Health care	1,243	95,763	0.80%
Activision Blizzard, Inc.	Technology	1,627	94,564	0.79%
Morgan Stanley	Financials	2,076	93,492	0.78%
MetLife, Inc.	Financials	2,096	89,531	0.75%
Exelon Corp.	Utilities and power	2,018	86,980	0.73%
Delta Air Lines, Inc.	Transportation	1,856	85,595	0.71%
Lowe's Cos., Inc.	Consumer cyclicals	773	82,428	0.69%
eBay, Inc.	Technology	2,360	81,759	0.68%
Danaher Corp.	Conglomerates	555	80,199	0.67%
Union Pacific Corp.	Transportation	500	79,940	0.67%
Biogen, Inc.	Health care	259	79,788	0.67%
Trane Technologies PLC	Capital goods	610	78,761	0.66%
Edwards Lifesciences Corp.	Health care	382	78,275	0.65%
Crown Castle International Corp.	Communication services	511	73,187	0.61%
Kinder Morgan, Inc.	Utilities and power	3,773	72,320	0.60%
Autodesk, Inc.	Technology	377	71,967	0.60%
Waste Management, Inc.	Capital goods	647	71,746	0.60%
McKesson Corp.	Health care	495	69,248	0.58%
Cummins, Inc.	Capital goods	452	68,407	0.57%
Veeva Systems, Inc. Class A	Technology	472	66,966	0.56%
Capital One Financial Corp.	Financials	752	66,369	0.55%

A BASKET (CGPUTQL2) OF COMMON STOCKS
Common stocks	Sector	Shares	Value	Percentage value
Apple, Inc.	Technology	446	$121,914	2.87%
Microsoft Corp.	Technology	729	118,091	2.78%
Alphabet, Inc. Class A	Technology	85	113,588	2.67%
JPMorgan Chase & Co.	Financials	882	102,435	2.41%
Verizon Communications, Inc.	Communication services	1,739	94,169	2.22%
Fidelity National Information Services, Inc.	Technology	593	82,845	1.95%
Medtronic PLC	Health care	822	82,722	1.95%
Honeywell International, Inc.	Capital goods	499	80,983	1.91%
TJX Cos., Inc. (The)	Consumer cyclicals	1,318	78,824	1.86%
Lockheed Martin Corp.	Capital goods	211	78,212	1.84%
Mondelez International, Inc. Class A	Consumer staples	1,446	76,333	1.80%
Starbucks Corp.	Consumer staples	953	74,741	1.76%
Texas Instruments, Inc.	Technology	647	73,901	1.74%
Automatic Data Processing, Inc.	Consumer cyclicals	470	72,698	1.71%
Intuit, Inc.	Technology	266	70,723	1.67%
Kinder Morgan, Inc.	Utilities and power	3,503	67,144	1.58%
Johnson & Johnson	Health care	468	62,968	1.48%
Leidos Holdings, Inc.	Technology	607	62,316	1.47%
U.S. Bancorp	Financials	1,341	62,292	1.47%
Allstate Corp. (The)	Financials	585	61,604	1.45%
Exelon Corp.	Utilities and power	1,377	59,365	1.40%
Walt Disney Co. (The)	Consumer cyclicals	504	59,351	1.40%
Waste Management, Inc.	Capital goods	531	58,843	1.39%
Annaly Capital Management, Inc.	Financials	6,631	58,752	1.38%
Intercontinental Exchange, Inc.	Financials	637	56,842	1.34%
Sysco Corp.	Consumer staples	853	56,835	1.34%
Amazon.com, Inc.	Consumer cyclicals	29	55,386	1.30%
Cognizant Technology Solutions Corp. Class A	Technology	854	52,033	1.23%
DTE Energy Co.	Utilities and power	457	51,042	1.20%
Omnicom Group, Inc.	Consumer cyclicals	683	47,334	1.11%
Hershey Co. (The)	Consumer staples	327	47,105	1.11%
Baxter International, Inc.	Health care	556	46,431	1.09%
Ross Stores, Inc.	Consumer cyclicals	413	44,904	1.06%
VICI Properties, Inc.	Financials	1,777	44,527	1.05%
Cisco Systems, Inc.	Technology	1,104	44,097	1.04%
eBay, Inc.	Technology	1,214	42,056	0.99%
AGNC Investment Corp.	Financials	2,456	41,844	0.99%
Trane Technologies PLC	Capital goods	323	41,691	0.98%
Exxon Mobil Corp.	Energy	790	40,655	0.96%
Charter Communications, Inc. Class A	Communication services	82	40,499	0.95%
Garmin, Ltd.	Technology	457	40,433	0.95%
Merck & Co., Inc.	Health care	505	38,657	0.91%
Pfizer, Inc.	Health care	1,153	38,532	0.91%
Procter & Gamble Co. (The)	Consumer staples	336	38,048	0.90%
Take-Two Interactive Software, Inc.	Technology	341	36,671	0.86%
Bristol-Myers Squibb Co.	Health care	614	36,244	0.85%
AutoZone, Inc.	Consumer cyclicals	34	35,062	0.83%
Western Union Co. (The)	Technology	1,559	34,914	0.82%
PepsiCo, Inc.	Consumer staples	257	33,905	0.80%
Delta Air Lines, Inc.	Transportation	733	33,806	0.80%

CENTRALLY CLEARED TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 2/29/20 (Unaudited)
Notional amount		Value	Upfront premium received (paid)	Termi- nation date	Payments received (paid) by fund	Total return received by or paid by fund	Unrealized depreciation
	$700,000	$7,474	$(12)	10/1/29	(1.765%) — At maturity	USA Non Revised Consumer Price Index- Urban (CPI-U) — At maturity	$(7,486)
	1,100,000	14,010	(18)	9/9/29	(1.79%) — At maturity	USA Non Revised Consumer Price Index- Urban (CPI-U) — At maturity	(14,028)
	1,500,000	19,188	—	4/7/26	(1.858%) — At maturity	USA Non Revised Consumer Price Index- Urban (CPI-U) — At maturity	(19,188)
	500,000	33,314	—	12/5/26	(2.308%) — At maturity	USA Non Revised Consumer Price Index- Urban (CPI-U) — At maturity	(33,314)
	1,400,000	42,484	—	8/7/25	(1.92%) — At maturity	USA Non Revised Consumer Price Index- Urban (CPI-U) — At maturity	(42,484)
	2,100,000	49,669	(35)	7/8/29	(1.875%) — At maturity	USA Non Revised Consumer Price Index- Urban (CPI-U) — At maturity	(49,704)
	1,100,000	54,932	(18)	3/7/29	(2.138%) — At maturity	USA Non Revised Consumer Price Index- Urban (CPI-U) — At maturity	(54,950)
	1,400,000	66,891	(24)	2/7/29	(2.099%) — At maturity	USA Non Revised Consumer Price Index- Urban (CPI-U) — At maturity	(66,914)
	1,400,000	103,018	(24)	4/6/28	(2.3075%) — At maturity	USA Non Revised Consumer Price Index- Urban (CPI-U) — At maturity	(103,041)
	1,700,000	140,262	(29)	7/9/28	(2.3875%) — At maturity	USA Non Revised Consumer Price Index- Urban (CPI-U) — At maturity	(140,290)
	3,500,000	166,114	(38)	11/7/27	(2.1438%) — At maturity	USA Non Revised Consumer Price Index- Urban (CPI-U) — At maturity	(166,151)
	2,600,000	389,956	—	1/9/23	(2.76%) — At maturity	USA Non Revised Consumer Price Index- Urban (CPI-U) — At maturity	(389,956)
	6,000,000	470,652	(100)	7/2/28	(2.356%) — At maturity	USA Non Revised Consumer Price Index- Urban (CPI-U) — At maturity	(470,754)

Total			$(298)				$(1,558,260)

	OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION SOLD at 2/29/20 (Unaudited)
	Swap counterparty/ referenced debt*	Rating***	Upfront premium received (paid)**	Notional amount	Value	Termi- nation date	Payments received by fund	Unrealized appreciation/ (depreciation)
	Citigroup Global Markets, Inc.
	CMBX NA A.6 Index	A/P	$(317)	$37,000	$56	5/11/63	200 bp — Monthly	$(252)
	CMBX NA BB.6 Index	BB-/P	4,734	33,000	5,310	5/11/63	500 bp — Monthly	(553)
	CMBX NA BB.7 Index	BB/P	1,633	32,000	2,166	1/17/47	500 bp — Monthly	(510)
	CMBX NA BBB-.7 Index	BBB-/P	15	3,000	66	5/11/63	300 bp — Monthly	(50)
	Credit Suisse International
	CMBX NA A.6 Index	A/P	(130)	118,000	177	5/11/63	200 bp — Monthly	79
	CMBX NA A.7 Index	A/P	1,040	25,000	570	1/17/47	200 bp — Monthly	1,617
	CMBX NA A.7 Index	A/P	943	24,000	547	1/17/47	200 bp — Monthly	1,497
	CMBX NA A.7 Index	A/P	294	8,000	182	1/17/47	200 bp — Monthly	479
	CMBX NA BB.7 Index	BB/P	936	7,000	474	1/17/47	500 bp — Monthly	467
	CMBX NA BBB-.6 Index	BBB-/P	1,128	12,000	989	5/11/63	300 bp — Monthly	144
	Goldman Sachs International
	CMBX NA A.6 Index	A/P	3,257	64,000	96	5/11/63	200 bp — Monthly	3,371
	CMBX NA A.6 Index	A/P	3,736	62,000	93	5/11/63	200 bp — Monthly	3,847
	CMBX NA A.6 Index	A/P	1,820	58,000	87	5/11/63	200 bp — Monthly	1,923
	CMBX NA A.6 Index	A/P	1,083	35,000	53	5/11/63	200 bp — Monthly	1,145
	CMBX NA A.6 Index	A/P	1,988	31,000	47	5/11/63	200 bp — Monthly	2,043
	CMBX NA A.6 Index	A/P	1,186	24,000	36	5/11/63	200 bp — Monthly	1,228
	CMBX NA A.6 Index	A/P	1,133	22,000	33	5/11/63	200 bp — Monthly	1,172
	CMBX NA A.6 Index	A/P	(161)	20,000	30	5/11/63	200 bp — Monthly	(125)
	CMBX NA A.6 Index	A/P	1,248	19,000	29	5/11/63	200 bp — Monthly	1,282
	CMBX NA A.6 Index	A/P	781	15,000	23	5/11/63	200 bp — Monthly	807
	CMBX NA A.6 Index	A/P	759	15,000	23	5/11/63	200 bp — Monthly	786
	CMBX NA A.6 Index	A/P	301	13,000	20	5/11/63	200 bp — Monthly	324
	CMBX NA A.6 Index	A/P	607	12,000	18	5/11/63	200 bp — Monthly	629
	CMBX NA BBB-.6 Index	BBB-/P	109	1,000	82	5/11/63	300 bp — Monthly	27
	CMBX NA BBB-.6 Index	BBB-/P	317	4,000	330	5/11/63	300 bp — Monthly	(11)
	CMBX NA BBB-.6 Index	BBB-/P	613	9,000	742	5/11/63	300 bp — Monthly	(125)
	CMBX NA BBB-.6 Index	BBB-/P	1,056	9,000	742	5/11/63	300 bp — Monthly	318
	CMBX NA BBB-.6 Index	BBB-/P	1,266	15,000	1,236	5/11/63	300 bp — Monthly	36
	CMBX NA BBB-.6 Index	BBB-/P	1,941	23,000	1,895	5/11/63	300 bp — Monthly	55
	CMBX NA BBB-.6 Index	BBB-/P	4,261	35,000	2,884	5/11/63	300 bp — Monthly	1,392
	CMBX NA BBB-.6 Index	BBB-/P	5,939	79,000	6,510	5/11/63	300 bp — Monthly	(538)
	CMBX NA BBB-.6 Index	BBB-/P	8,253	88,000	7,251	5/11/63	300 bp — Monthly	1,039
	JPMorgan Securities LLC
	CMBX NA A.6 Index	A/P	10,997	478,000	717	5/11/63	200 bp — Monthly	11,847
	CMBX NA A.6 Index	A/P	55	19,000	29	5/11/63	200 bp — Monthly	89
	CMBX NA A.6 Index	A/P	(111)	15,000	23	5/11/63	200 bp — Monthly	(84)
	CMBX NA BB.10 Index	BB-/P	722	9,000	784	5/11/63	500 bp — Monthly	(56)
	CMBX NA BB.6 Index	BB-/P	1,569	11,000	1,770	5/11/63	500 bp — Monthly	(193)
	CMBX NA BB.7 Index	BB/P	416	8,000	542	1/17/47	500 bp — Monthly	(120)
	CMBX NA BBB-.6 Index	BBB-/P	5,026	81,000	6,674	5/11/63	300 bp — Monthly	(1,614)
	Merrill Lynch International
	CMBX NA A.6 Index	A/P	(50)	3,000	5	5/11/63	200 bp — Monthly	(45)
	CMBX NA BBB-.6 Index	BBB-/P	446	5,000	412	5/11/63	300 bp — Monthly	37
	Morgan Stanley & Co. International PLC
	CMBX NA A.6 Index	A/P	(553)	72,000	108	5/11/63	200 bp — Monthly	(425)
	CMBX NA BB.6 Index	BB-/P	1,473	6,000	965	5/11/63	500 bp — Monthly	512
	CMBX NA BB.6 Index	BB-/P	3,203	13,000	2,092	5/11/63	500 bp — Monthly	1,121

Upfront premium received			76,284		Unrealized appreciation			39,313

Upfront premium (paid)			(1,322)		Unrealized (depreciation)			(4,701)

	Total		$74,962				Total	$34,612
*	Payments related to the referenced debt are made upon a credit default event.
**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.
***	Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody's, Standard & Poor's or Fitch ratings are believed to be the most recent ratings available at February 29, 2020. Securities rated by Putnam are indicated by "/P." The Putnam rating categories are comparable to the Standard & Poor’s classifications.

	OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION PURCHASED at 2/29/20 (Unaudited)
	Swap counterparty/ referenced debt*	Upfront premium received (paid)**	Notional amount	Value	Termi- nation date	Payments (paid) by fund	Unrealized appreciation/ (depreciation)
	Citigroup Global Markets, Inc.
	CMBX NA A.7 Index	$(22)	$3,000	$68	1/17/47	(200 bp) — Monthly	$(91)
	CMBX NA BB.10 Index	(417)	4,000	348	11/17/59	(500 bp) — Monthly	(72)
	CMBX NA BB.10 Index	(329)	3,000	261	11/17/59	(500 bp) — Monthly	(70)
	CMBX NA BB.11 Index	(1,684)	13,000	969	11/18/54	(500 bp) — Monthly	(725)
	CMBX NA BB.11 Index	(377)	4,000	298	11/18/54	(500 bp) — Monthly	(82)
	CMBX NA BB.11 Index	(69)	1,000	75	11/18/54	(500 bp) — Monthly	5
	CMBX NA BB.11 Index	(51)	1,000	75	11/18/54	(500 bp) — Monthly	23
	CMBX NA BB.11 Index	(52)	1,000	75	11/18/54	(500 bp) — Monthly	22
	CMBX NA BB.12 Index	(86)	1,000	91	8/17/61	(500 bp) — Monthly	4
	CMBX NA BB.12 Index	(86)	1,000	91	8/17/61	(500 bp) — Monthly	4
	CMBX NA BB.8 Index	(124)	1,000	130	10/17/57	(500 bp) — Monthly	5
	CMBX NA BB.9 Index	(6,193)	60,000	3,486	9/17/58	(500 bp) — Monthly	(2,749)
	CMBX NA BB.9 Index	(581)	9,000	523	9/17/58	(500 bp) — Monthly	(64)
	CMBX NA BB.9 Index	(363)	9,000	523	9/17/58	(500 bp) — Monthly	154
	CMBX NA BB.9 Index	(129)	2,000	116	9/17/58	(500 bp) — Monthly	(14)
	CMBX NA BB.9 Index	(39)	1,000	58	9/17/58	(500 bp) — Monthly	18
	CMBX NA BB.9 Index	(36)	1,000	58	9/17/58	(500 bp) — Monthly	21
	CMBX NA BBB-.6 Index	(27,891)	438,000	36,091	5/11/63	(300 bp) — Monthly	8,017
	Credit Suisse International
	CMBX NA BB.10 Index	(1,201)	9,000	784	11/17/59	(500 bp) — Monthly	(423)
	CMBX NA BB.10 Index	(1,070)	9,000	784	11/17/59	(500 bp) — Monthly	(293)
	CMBX NA BB.10 Index	(622)	5,000	436	11/17/59	(500 bp) — Monthly	(189)
	CMBX NA BB.7 Index	(1,112)	63,000	10,137	5/11/63	(500 bp) — Monthly	8,981
	CMBX NA BB.9 Index	(2,907)	29,000	1,685	9/17/58	(500 bp) — Monthly	(1,242)
	CMBX NA BBB-.7 Index	(78)	1,000	22	1/17/47	(300 bp) — Monthly	(57)
	Goldman Sachs International
	CMBX NA BB.7 Index	(303)	2,000	135	1/17/47	(500 bp) — Monthly	(169)
	CMBX NA BB.7 Index	(6,904)	34,000	2,302	1/17/47	(500 bp) — Monthly	(4,626)
	CMBX NA BB.7 Index	(655)	4,000	271	1/17/47	(500 bp) — Monthly	(387)
	CMBX NA BB.9 Index	(39)	1,000	58	9/17/58	(500 bp) — Monthly	19
	JPMorgan Securities LLC
	CMBX NA A.7 Index	(1,138)	54,000	1,231	1/17/47	(200 bp) — Monthly	(2,385)
	CMBX NA BB.11 Index	(205)	3,000	224	11/18/54	(500 bp) — Monthly	17
	CMBX NA BB.11 Index	(147)	2,000	149	11/18/54	(500 bp) — Monthly	2
	CMBX NA BB.11 Index	(136)	2,000	149	11/18/54	(500 bp) — Monthly	11
	CMBX NA BB.11 Index	(51)	1,000	75	11/18/54	(500 bp) — Monthly	23
	CMBX NA BB.11 Index	(57)	1,000	75	11/18/54	(500 bp) — Monthly	17
	CMBX NA BB.12 Index	(821)	9,000	815	8/17/61	(500 bp) — Monthly	(12)
	CMBX NA BB.7 Index	(6,960)	55,000	3,724	1/17/47	(500 bp) — Monthly	(3,275)
	CMBX NA BB.9 Index	(115)	2,000	116	9/17/58	(500 bp) — Monthly	(1)
	CMBX NA BB.9 Index	(42)	1,000	58	9/17/58	(500 bp) — Monthly	15
	CMBX NA BB.9 Index	(45)	1,000	58	9/17/58	(500 bp) — Monthly	12
	CMBX NA BBB-.7 Index	(38)	1,000	22	1/17/47	(300 bp) — Monthly	(16)
	Merrill Lynch International
	CMBX NA BB.10 Index	(455)	8,000	697	11/17/59	(500 bp) — Monthly	236
	CMBX NA BB.11 Index	(429)	8,000	596	11/18/54	(500 bp) — Monthly	162
	CMBX NA BB.9 Index	(623)	16,000	930	9/17/58	(500 bp) — Monthly	295
	Morgan Stanley & Co. International PLC
	CMBX NA BB.10 Index	(420)	4,000	348	11/17/59	(500 bp) — Monthly	(74)
	CMBX NA BB.12 Index	(71)	1,000	91	8/17/61	(500 bp) — Monthly	19
	CMBX NA BB.7 Index	(578)	3,000	203	1/17/47	(500 bp) — Monthly	(377)
	CMBX NA BB.9 Index	(161)	4,000	232	9/17/58	(500 bp) — Monthly	69
	CMBX NA BB.9 Index	(123)	2,000	116	9/17/58	(500 bp) — Monthly	(8)
	CMBX NA BB.9 Index	(99)	2,000	116	9/17/58	(500 bp) — Monthly	16
	CMBX NA BB.9 Index	(75)	1,000	58	9/17/58	(500 bp) — Monthly	(18)
	CMBX NA BB.9 Index	(54)	1,000	58	9/17/58	(500 bp) — Monthly	3
	CMBX NA BB.9 Index	(62)	1,000	58	9/17/58	(500 bp) — Monthly	(4)
	CMBX NA BB.9 Index	(39)	1,000	58	9/17/58	(500 bp) — Monthly	18
	CMBX NA BB.9 Index	(61)	1,000	58	9/17/58	(500 bp) — Monthly	(3)

Upfront premium received		—				Unrealized appreciation	18,188

	Upfront premium (paid)	(66,425)			Unrealized (depreciation)		(17,426)

	Total	$(66,425)				Total	$762
*	Payments related to the referenced debt are made upon a credit default event.
**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

	CENTRALLY CLEARED CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION SOLD at 2/29/20 (Unaudited)
	Referenced debt*	Rating***	Upfront premium received (paid)**	Notional amount	Value	Termi- nation date	Payments received by fund	Unrealized depreciation
	EM Series 32 Index	BBB-/P	$326,580	$6,400,000	$417,901	12/20/24	100 bp — Quarterly	$(78,622)
	NA IG Series 33 Index	BBB+/P	(24,441)	1,150,000	17,865	12/20/24	100 bp — Quarterly	(4,275)

	Total		$302,139					$(82,897)
*	Payments related to the referenced debt are made upon a credit default event.
**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.
***	Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody's, Standard & Poor's or Fitch ratings are believed to be the most recent ratings available at February 29, 2020. Securities rated by Putnam are indicated by "/P." The Putnam rating categories are comparable to the Standard & Poor’s classifications.

	CENTRALLY CLEARED CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION PURCHASED at 2/29/20 (Unaudited)
	Referenced debt*	Upfront premium received (paid)**	Notional amount	Value	Termination date	Payments (paid) by fund	Unrealized appreciation
	NA HY Series 33 Index	$281,310	$4,131,270	$204,498	12/20/24	(500 bp) — Quarterly	$35,500

	Total	$281,310					$35,500
*	Payments related to the referenced debt are made upon a credit default event.
**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

	Key to holding's currency abbreviations
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
NOK	Norwegian Krone
USD / $	United States Dollar
	Key to holding's abbreviations
ADR	American Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank
bp	Basis Points
DAC	Designated Activity Company
ETF	Exchange Traded Fund
FRB	Floating Rate Bonds: the rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
FRN	Floating Rate Notes: the rate shown is the current interest rate or yield at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
GDR	Global Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank
GMTN	Global Medium Term Notes
IFB	Inverse Floating Rate Bonds, which are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor.
IO	Interest Only
MTN	Medium Term Notes
OJSC	Open Joint Stock Company
OTC	Over-the-counter
PJSC	Public Joint Stock Company
REGS	Securities sold under Regulation S may not be offered, sold or delivered within the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
SPDR	S&P Depository Receipts
TBA	To Be Announced Commitments
	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from June 1, 2019 through February 29, 2020 (the reporting period). Within the following notes to the portfolio, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $84,151,497.
(CLN)	The value of the commodity linked notes, which are marked to market daily, may be based on a multiple of the performance of the index. The multiple (or leverage) will increase the volatility of the note's value relative to the change in the underlying index.
(NON)	This security is non-income-producing.
(PIK)	Income may be received in cash or additional securities at the discretion of the issuer. The rate shown in parenthesis is the rate paid in kind, if applicable.
(AFF)	Affiliated company. For investments in Putnam Cash Collateral Pool, LLC, and Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:
	Name of affiliate	Fair value as of 5/31/19	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 2/29/20
	Short-term investments
	Putnam Cash Collateral Pool, LLC*	$80,100	$1,873,325	$1,953,425	$4,843	$—
	Putnam Short Term Investment Fund**	4,614,804	21,962,549	20,615,249	114,727	5,962,104

	Total Short-term investments	$4,694,904	$23,835,874	$22,568,674	$119,570	$5,962,104
	* No management fees are charged to Putnam Cash Collateral Pool, LLC. There were no realized or unrealized gains or losses during the period.
	** Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.
(SEG)	This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period. Collateral at period end totaled $602,314.
(SEGCCS)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on the initial margin on certain centrally cleared derivative contracts at the close of the reporting period. Collateral at period end totaled $2,139,157.
(FWC)	Forward commitment, in part or in entirety.
(c)	Senior loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rates shown for senior loans are the current interest rates at the close of the reporting period. Senior loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown. Senior loans are purchased or sold on a when-issued or delayed delivery basis and may be settled a month or more after the trade date, which from time to time can delay the actual investment of available cash balances; interest income is accrued based on the terms of the securities.
	Senior loans can be acquired through an agent, by assignment from another holder of the loan, or as a participation interest in another holder’s portion of the loan. When the fund invests in a loan or participation, the fund is subject to the risk that an intermediate participant between the fund and the borrower will fail to meet its obligations to the fund, in addition to the risk that the borrower under the loan may default on its obligations.
(F)	This security is valued by Putnam Management at fair value following procedures approved by the Trustees. Securities are classified as Level 3 for ASC 820 based on the securities' valuation inputs. At the close of the reporting period, fair value pricing was also used for certain foreign securities in the portfolio.
(i)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts.
(P)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
(R)	Real Estate Investment Trust.
(WAC)	The rate shown represents the weighted average coupon associated with the underlying mortgage pools. Rates may be subject to a cap or floor.
	At the close of the reporting period, the fund maintained liquid assets totaling $21,606,620 to cover certain derivative contracts and delayed delivery securities.
	Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.
	Debt obligations are considered secured unless otherwise indicated.
	144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
	The dates shown on debt obligations are the original maturity dates.
	DIVERSIFICATION BY COUNTRY
	Distribution of investments by country of risk at the close of the reporting period, excluding collateral received, if any (as a percentage of Portfolio Value):
	United States	80.2%
	Japan	2.3
	United Kingdom	2.1
	China	1.6
	Canada	1.4
	Australia	1.4
	France	1.4
	Switzerland	1.1
	Netherlands	1.0
	Brazil	0.8
	Germany	0.7
	Sweden	0.6
	South Korea	0.6
	Taiwan	0.5
	Other	4.3

	Total	100.0%
	Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
	Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
	Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
	Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2.
	Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value certain foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. The foreign equity securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. At the close of the reporting period, fair value pricing was used for certain foreign securities in the portfolio. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
	To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
	To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
	Stripped securities: The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The fair value of these securities is highly sensitive to changes in interest rates.
	Options contracts: The fund used options contracts to hedge duration and convexity, to isolate prepayment risk, to gain exposure to interest rates, to hedge against changes in values of securities it owns, owned or expects to own, to hedge prepayment risk, to generate additional income for the portfolio, to enhance the return on a security owned, to enhance the return on securities owned, to gain exposure to securities and to manage downside risks.
	The potential risk to the fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.
	Exchange-traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. OTC traded options are valued using prices supplied by dealers.
	Options on swaps are similar to options on securities except that the premium paid or received is to buy or grant the right to enter into a previously agreed upon interest rate or credit default contract. Forward premium swap options contracts include premiums that have extended settlement dates. The delayed settlement of the premiums is factored into the daily valuation of the option contracts. In the case of interest rate cap and floor contracts, in return for a premium, ongoing payments between two parties are based on interest rates exceeding a specified rate, in the case of a cap contract, or falling below a specified rate in the case of a floor contract.
	For the fund's average contract amount on options contracts, see the appropriate table at the end of these footnotes.
	Futures contracts: The fund used futures contracts to manage exposure to market risk, to hedge prepayment risk, to hedge interest rate risk, to gain exposure to interest rates and to equitize cash.
	The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
	Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as“variation margin”.
	For the fund's average number of futures contracts, see the appropriate table at the end of these footnotes.
	Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used to hedge foreign exchange risk and to gain exposure to currencies.
	The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
	For the fund's average contract amount on forward currency contracts, see the appropriate table at the end of these footnotes.
	Interest rate swap contracts: The fund entered into OTC and/or centrally cleared interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, to hedge interest rate risk, to gain exposure on interest rates and to hedge prepayment risk.
	An OTC and centrally cleared interest rate swap can be purchased or sold with an upfront premium. For OTC interest rate swap contracts, an upfront payment received by the fund is recorded as a liability on the fund's books. An upfront payment made by the fund is recorded as an asset on the fund's books. OTC and centrally cleared interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change is recorded as an unrealized gain or loss on OTC interest rate swaps. Daily fluctuations in the value of centrally cleared interest rate swaps are settled through a central clearing agent and are recorded as unrealized gain or loss. Payments, including upfront premiums, received or made are recorded as realized gains or losses at the reset date or the closing of the contract. Certain OTC and centrally cleared interest rate swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract.
	The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults, in the case of OTC interest rate contracts, or the central clearing agency or a clearing member defaults, in the case of centrally cleared interest rate swap contracts, on its respective obligation to perform under the contract. The fund’s maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC interest rate swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared interest rate swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared interest rate swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default.
	For the fund's average notional amount on interest rate swap contracts, see the appropriate table at the end of these footnotes.
	Total return swap contracts: The fund entered into OTC and/or centrally cleared total return swap contracts, which are arrangements to exchange a market-linked return for a periodic payment, both based on a notional principal amount, to hedge sector exposure, to manage exposure to specific sectors or industries, to manage exposure to specific securities, to gain exposure to a basket of securities, to gain exposure to specific markets or countries, to gain exposure to specific sectors or industries and to generate additional income for the portfolio.
	To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. OTC and/or centrally cleared total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market maker. Any change is recorded as an unrealized gain or loss on OTC total return swaps. Daily fluctuations in the value of centrally cleared total return swaps are settled through a central clearing agent and are recorded as unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain OTC and/or centrally cleared total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund’s maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC total return swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared total return swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared total return swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default.
	For the fund's average notional amount on total return swap contracts, see the appropriate table at the end of these footnotes.
	Credit default contracts: The fund entered into OTC and/or centrally cleared credit default contracts to hedge credit risk, to hedge market risk and to gain exposure on individual names and/or baskets of securities.
	In OTC and centrally cleared credit default contracts, the protection buyer typically makes a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. For OTC credit default contracts, an upfront payment received by the fund is recorded as a liability on the fund’s books. An upfront payment made by the fund is recorded as an asset on the fund’s books. Centrally cleared credit default contracts provide the same rights to the protection buyer and seller except the payments between parties, including upfront premiums, are settled through a central clearing agent through variation margin payments. Upfront and periodic payments received or paid by the fund for OTC and centrally cleared credit default contracts are recorded as realized gains or losses at the reset date or close of the contract. The OTC and centrally cleared credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change in value of OTC credit default contracts is recorded as an unrealized gain or loss. Daily fluctuations in the value of centrally cleared credit default contracts are recorded as unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and fair value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.
	In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, the fund may enter into offsetting OTC and centrally cleared credit default contracts which would mitigate its risk of loss. The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated for OTC credit default contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared credit default contracts through the daily exchange of variation margin. Counterparty risk is further mitigated with respect to centrally cleared credit default swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Where the fund is a seller of protection, the maximum potential amount of future payments the fund may be required to make is equal to the notional amount.
	For the fund's average notional amount on credit default contracts, see the appropriate table at the end of these footnotes.
	TBA commitments: The fund may enter into TBA (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price and par amount have been established, the actual securities have not been specified. However, it is anticipated that the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date.
	The fund may also enter into TBA sale commitments to hedge its portfolio positions to sell mortgage-backed securities it owns under delayed delivery arrangements or to take a short position in mortgage-backed securities. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, either equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as "cover" for the transaction, or other liquid assets in an amount equal to the notional value of the TBA sale commitment are segregated. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.
	TBA commitments, which are accounted for as purchase and sale transactions, may be considered securities themselves, and involve a risk of loss due to changes in the value of the security prior to the settlement date as well as the risk that the counterparty to the transaction will not perform its obligations. Counterparty risk is mitigated by having a master agreement between the fund and the counterparty.
	Unsettled TBA commitments are valued at their fair value according to the procedures described under "Security valuation" above. The contract is marked to market daily and the change in fair value is recorded by the fund as an unrealized gain or loss. Based on market circumstances, Putnam Management will determine whether to take delivery of the underlying securities or to dispose of the TBA commitments prior to settlement.
	Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements that govern OTC derivative and foreign exchange contracts and Master Securities Forward Transaction Agreements that govern transactions involving mortgage-backed and other asset-backed securities that may result in delayed delivery (Master Agreements) with certain counterparties entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund's custodian and, with respect to those amounts which can be sold or repledged, are presented in the fund's portfolio.
	Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
	With respect to ISDA Master Agreements, termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term or short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.
	At the close of the reporting period, the fund had a net liability position of $89,981 on open derivative contracts subject to the Master Agreements. There was no collateral posted by the fund at period end for these agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Basic materials	$315,936	$1,017,384	$—
Capital goods	2,338,815	631,607	—
Communication services	1,369,363	500,319	—
Consumer cyclicals	2,870,655	1,604,963	—
Consumer staples	2,628,244	1,348,467	—
Energy	737,782	366,513	1,080
Financials	7,658,304	2,140,786	—
Health care	3,811,237	1,075,744	—
Technology	7,607,174	1,291,504	—
Transportation	252,086	345,839	—
Utilities and power	1,479,638	300,101	—

Total common stocks	31,069,234	10,623,227	1,080
Asset-backed securities	—	442,045	—
Commodity linked notes	—	2,503,558	—
Convertible bonds and notes	—	24,747	—
Convertible preferred stocks	—	44,020	2,200
Corporate bonds and notes	—	23,032,519	5
Foreign government and agency bonds and notes	—	802,378	—
Mortgage-backed securities	—	2,883,537	—
Preferred stocks	25,067	—	—
Purchased options outstanding	—	1,446,444	—
Senior loans	—	589,810	—
U.S. government and agency mortgage obligations	—	8,664,004	—
Warrants	—	404,791	—
Short-term investments	6,802,104	2,838,894	—

Totals by level	$37,896,405	$54,299,974	$3,285
	Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3
Forward currency contracts	$—	$(45,581)	$—
Futures contracts	766,449	—	—
Written options outstanding	—	(27,694)	—
Interest rate swap contracts	—	1,287,197	—
Total return swap contracts	—	(1,660,790)	—
Credit default contracts	—	(604,009)	—

Totals by level	$766,449	$(1,050,877)	$—
* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
At the start and close of the reporting period, Level 3 investments in securities represented less than 1% of the fund's net assets and were not considered a significant portion of the fund's portfolio.
The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Purchased equity option contracts (contract amount)	$90,000
Purchased currency option contracts (contract amount)	$4,700,000
Written equity option contracts (contract amount)	$31,000
Written currency option contracts (contract amount)	$3,700,000
Futures contracts (number of contracts)	200
Forward currency contracts (contract amount)	$39,200,000
Centrally cleared interest rate swap contracts (notional)	$40,100,000
OTC total return swap contracts (notional)	$35,300,000
Centrally cleared total return swap contracts (notional)	$25,500,000
OTC credit default contracts (notional)	$2,500,000
Centrally cleared credit default contracts (notional)	$10,400,000
Warrants (number of warrants)	140,000
For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com